UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-2444

The Bond Fund of America, Inc.
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Julie F. Williams
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[Logo - American Funds®]

Bond Fund of AmericaSM
Investment portfolio

September 30, 2005
unaudited

	Principal amount	Market value
Bonds & notes — 92.21%	(000)	(000)

CORPORATE BONDS & NOTES — 46.57%
FINANCIALS — 16.03%
Household Finance Corp. 5.75% 2007	$10,000	$10,158
Household Finance Corp. 7.875% 2007	32,000	33,415
Household Finance Corp. 4.125% 2008	1,000	983
Household Finance Corp. 6.40% 2008	10,000	10,438
Household Finance Corp. 4.125% 2009	25,000	24,369
HSBC Finance Corp. 4.625% 2010	11,500	11,365
Household Finance Corp. 6.375% 2011	7,250	7,765
Household Finance Corp. 6.75% 2011	23,750	25,861
HSBC Finance Corp. 3.964% 2012[1]	15,000	15,039
HSBC Finance Corp. 4.22% 2012[1]	20,000	20,031
HSBC Holdings PLC 5.25% 2012	10,000	10,154
HSBC Bank USA 4.625% 2014[2]	4,000	3,889
HSBC Finance Corp. 5.00% 2015	31,730	31,265
Midland Bank 3.938% Eurodollar note (undated)[1]	15,000	12,862
International Lease Finance Corp., Series P, 3.125% 2007	2,000	1,952
International Lease Finance Corp. 3.75% 2007	5,800	5,708
ASIF Global Financing XXVIII 3.75% 2007[1,2]	2,000	2,001
ASIF Global Financing XVIII 3.85% 2007[2]	5,785	5,684
AIG SunAmerica Global Financing XII 5.30% 2007[2]	6,524	6,593
International Lease Finance Corp. 4.35% 2008	21,000	20,722
International Lease Finance Corp. 4.50% 2008	25,500	25,286
AIG SunAmerica Global Financing VII 5.85% 2008[2]	24,250	24,976
International Lease Finance Corp. 3.50% 2009	16,000	15,268
International Lease Finance Corp., Series O, 4.55% 2009	21,955	21,865
International Lease Finance Corp. 4.75% 2009	25,000	24,796
International Lease Finance Corp. 5.00% 2010	23,700	23,808
International Lease Finance Corp. 4.75% 2012	2,000	1,966
International Lease Finance Corp. 5.00% 2012	13,500	13,341
American International Group, Inc. 4.25% 2013	5,555	5,312
ASIF Global Financing XIX 4.90% 2013[2]	2,000	1,966
International Lease Finance Corp. 5.875% 2013	5,000	5,218
CIT Group Inc. 4.125% 2006	25,000	24,998
CIT Group Inc. 3.65% 2007	25,720	25,212
CIT Group Inc. 5.75% 2007	20,500	20,922
CIT Group Inc. 7.375% 2007	12,500	13,003
CIT Group Inc. 4.00% 2008	14,000	13,772
CIT Group Inc. 3.375% 2009	5,000	4,776
CIT Group Inc. 6.875% 2009	31,000	33,381
CIT Group Inc. 4.25% 2010	30,000	29,320
CIT Group Inc. 7.75% 2012	26,875	30,848
J.P. Morgan Chase & Co. 5.35% 2007	$ 3,285	$ 3,324
J.P. Morgan Chase & Co. 4.00% 2008	12,500	12,342
BANK ONE, Texas, NA 6.25% 2008	7,250	7,522
J.P. Morgan Chase & Co. 6.75% 2011	15,000	16,249
J.P. Morgan Chase & Co. 6.625% 2012	14,165	15,409
J.P. Morgan Chase & Co. 5.75% 2013	16,000	16,663
J.P. Morgan Chase & Co. 4.75% 2015	7,500	7,328
J.P. Morgan Chase & Co. 4.891% 2015	55,000	54,931
BANK ONE CORP. 4.90% 2015	9,000	8,799
J.P. Morgan Chase & Co. 5.15% 2015	24,190	24,087
USA Education, Inc. 5.625% 2007	45,150	45,862
SLM Corp., Series A, 3.95% 2008	17,500	17,100
SLM Corp., Series A, 4.00% 2010	5,500	5,349
SLM Corp., Series A, 4.50% 2010	65,000	64,133
SLM Corp., Series A, 5.125% 2012	5,000	5,060
SLM Corp., Series A, 5.375% 2013	5,450	5,601
SLM Corp., Series A, 5.375% 2014	10,000	10,252
HBOS Treasury Services PLC 3.75% 2008[2]	2,000	1,954
HBOS PLC 5.375% (undated)[1,2]	23,000	23,197
HBOS PLC 5.92% (undated)[1,2]	85,200	85,567
HBOS PLC 6.413% (undated)[2]	10,000	9,998
HBOS Capital Funding LP, Series A, 6.461% noncumulative preferred (undated)[1]	£3,000	5,869
Bank of Scotland 7.00% (undated)[1,2]	$25,000	26,024
Washington Mutual, Inc. 7.50% 2006	12,000	12,273
Washington Mutual, Inc. 5.625% 2007	11,000	11,141
Washington Mutual, Inc. 4.375% 2008	19,235	19,116
Washington Mutual, Inc. 3.899% 2010[1]	31,000	31,098
Washington Mutual, Inc. 4.20% 2010	12,500	12,210
Washington Mutual Bank, FA 6.875% 2011	10,000	10,912
Washington Mutual, Inc. 5.00% 2012	14,000	13,943
Washington Mutual, Inc. 5.25% 2017	30,000	29,621
Prudential Financial, Inc. 4.104% 2006	10,000	9,934
Prudential Insurance Co. of America 6.375% 2006[2]	4,000	4,056
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[2]	7,500	7,324
PRICOA Global Funding I, Series 2004-4, 4.35% 2008[2]	2,500	2,478
Prudential Funding LLC 6.60% 2008[2]	3,000	3,162
PRICOA Global Funding I 4.20% 2010[2]	17,000	16,631
Prudential Financial, Inc., Series B, 4.75% 2014	4,000	3,929
Prudential Financial, Inc., Series B, 5.10% 2014	1,000	1,003
Prudential Holdings, LLC, Series C, 8.695% 2023[2,3]	57,035	73,096
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[1,2]	74,250	78,193
Société Générale 7.85% (undated)[1,2]	17,705	18,463
Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[2]	57,950	56,615
Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[2]	26,600	26,449
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 5.50% 2017	£3,470	6,230
Resona Bank, Ltd. 3.75% 2015[1]	€9,740	11,830
Resona Bank, Ltd. 5.85% (undated)[1,2]	$34,375	33,994
Resona Bank, Ltd. 7.191% (undated)[1,2]	40,210	41,700
Citigroup Inc. 3.50% 2008	20,000	19,530
Citigroup Inc. 4.25% 2009	15,000	14,802
Citigroup Inc. 4.125% 2010	26,000	25,413
Citigroup Inc. 5.625% 2012	5,675	5,908
Sumitomo Mitsui Banking Corp. 4.375% 2014[1]	€6,670	8,386
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,2]	$55,200	55,039
XL Capital Finance (Europe) PLC 6.50% 2012	$12,455	$13,164
XL Capital Ltd. 5.25% 2014	7,315	7,069
Mangrove Bay Pass Through Trust 6.102% 2033[1,2]	31,505	31,610
Twin Reefs Asset Trust (XLFA), Series B, 4.728% (undated)[1,2]	9,200	9,181
Kimco Realty Corp., Series B, 7.68% 2005	4,250	4,262
Price REIT, Inc. 7.50% 2006	2,760	2,846
Kimco Realty Corp., Series C, 3.95% 2008	9,200	9,058
Kimco Realty Corp., Series C, 4.82% 2011	10,000	9,907
Kimco Realty Corp. 6.00% 2012	18,500	19,473
Kimco Realty Corp., Series C, 4.82% 2014	12,000	11,701
Kimco Realty Corp., Series C, 4.904% 2015	3,000	2,917
Abbey National PLC, Series 1-B, 6.69% 2005	5,000	5,005
Abbey National PLC 6.70% (undated)[1]	18,380	19,217
Abbey National PLC 7.35% (undated)[1]	28,000	28,744
Abbey National PLC 7.50% (undated)[1]	£2,975	6,204
Lazard LLC 7.125% 2015[2]	$58,615	58,302
BNP Paribas 4.80% 2015[2]	10,100	9,920
BNP Paribas 5.186% noncumulative (undated)[1,2]	49,160	48,356
Allstate Life Global Funding Trust, Series 2004-2, 3.896% 2007[1]	3,000	3,003
Allstate Financial Global Funding LLC 5.25% 2007[2]	26,500	26,673
Allstate Financial Global Funding LLC 4.25% 2008[2]	7,500	7,411
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009	18,000	17,876
Allstate Life Global Funding 4.25% 2010	2,000	1,959
EOP Operating LP 7.75% 2007	2,000	2,118
EOP Operating LP 6.75% 2008	24,500	25,529
EOP Operating LP 4.65% 2010	17,010	16,746
EOP Operating LP 6.75% 2012	8,250	8,934
EOP Operating LP 7.50% 2029	1,710	1,984
Monumental Global Funding Trust II, Series 2001-B, 6.05% 2006[2]	11,025	11,080
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007[2]	17,500	17,611
AEGON NV 4.625% 2008	€7,750	9,766
Transamerica Corp. 9.375% 2008	$7,500	8,220
Monumental Global Funding II, Series 2004-F, 4.375% 2009[2]	2,000	1,970
AEGON NV 6.125% 2031	£1,600	3,295
MBNA Corp., Series F, 7.50% 2012	$ 6,200	7,058
MBNA Capital A, Series A, 8.278% 2026	7,500	8,059
MBNA Global Capital Funding, Series B, 4.493% 2027[1]	32,800	32,276
TuranAlem Finance BV 8.00% 2014	9,710	10,075
TuranAlem Finance BV 8.50% 2015[2]	24,100	25,636
TuranAlem Finance BV 8.50% 2015	6,890	7,329
Royal Bank of Scotland Group PLC 8.375% 2007	£6,500	12,002
Royal Bank of Scotland Group PLC 5.00% 2014	$ 6,500	6,549
RBS Capital Trust IV 4.82% noncumulative trust preferred (undated)[1]	5,000	5,066
National Westminster Bank PLC 7.75% (undated)[1]	17,000	17,952
ReliaStar Financial Corp. 8.00% 2006	23,160	23,841
ING Security Life Institutional Funding 2.70% 2007[2]	4,730	4,588
ReliaStar Financial Corp. 6.50% 2008	6,016	6,363
ING Bank NV 5.50% 2012	€3,750	5,112
Liberty Mutual Group Inc. 6.50% 2035[2]	$42,015	39,551
CNA Financial Corp. 6.75% 2006	3,000	3,061
CNA Financial Corp. 6.60% 2008	3,458	3,610
CNA Financial Corp. 5.85% 2014	13,500	13,292
CNA Financial Corp. 7.25% 2023	18,088	19,170
Developers Diversified Realty Corp. 3.875% 2009	19,500	18,815
Developers Diversified Realty Corp. 5.00% 2010	$ 2,500	$ 2,488
Developers Diversified Realty Corp. 5.50% 2015	17,500	17,552
Countrywide Home Loans, Inc., Series M, 4.125% 2009	20,000	19,440
Countrywide Home Loans, Inc., Series L, 4.00% 2011	20,000	19,023
Kazkommerts International BV 7.00% 2009[2]	11,000	11,426
Kazkommerts International BV 7.00% 2009	2,850	2,960
Kazkommerts International BV 8.50% 2013	8,500	9,339
Kazkommerts International BV (CGMD) 7.375% 2014[1,2]	2,250	2,340
Kazkommerts International BV 7.875% 2014[2]	9,200	9,740
Nationwide Life Insurance Co. 5.35% 2007[2]	4,250	4,283
North Front Pass Through Trust 5.81% 2024[1,2]	18,500	18,638
Nationwide Mutual Insurance Co. 7.875% 2033[2]	8,000	9,764
Nationwide Mutual Insurance Co. 6.60% 2034[2]	2,000	2,027
Berkshire Hathaway Finance Corp. 4.125% 2010	25,000	24,505
Berkshire Hathaway Finance Corp. 4.75% 2012[2]	10,000	9,901
ACE Ltd. 6.00% 2007	1,000	1,016
ACE INA Holdings Inc. 5.875% 2014	17,260	17,588
ACE INA Holdings Inc. 8.875% 2029	2,450	3,236
ACE Capital Trust II 9.70% 2030	9,368	12,387
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	34,250	33,790
Bank of America Corp. 3.875% 2008	2,000	1,972
Bank of America Corp. 4.375% 2010	13,000	12,775
Bank of America Corp. 4.50% 2010	9,000	8,917
BankAmerica Corp. 7.125% 2011	1,750	1,939
Bank of America Corp. 4.875% 2012	2,000	2,002
Bank of America Corp. 5.25% 2015	5,000	5,090
New York Life Global Funding 4.625% 2010[2]	30,000	29,882
Hartford Financial Services Group, Inc. 2.375% 2006	2,000	1,973
Hartford Financial Services Group, Inc. 4.70% 2007	16,250	16,214
Hartford Financial Services Group, Inc. 4.625% 2013	5,000	4,848
Hartford Financial Services Group, Inc. 4.75% 2014	5,000	4,884
Principal Life Global Funding I 2.80% 2008[2]	11,625	11,104
Principal Life Global Funding I 4.40% 2010[2]	16,600	16,290
Hospitality Properties Trust 7.00% 2008	1,000	1,044
Hospitality Properties Trust 6.75% 2013	17,845	19,142
Hospitality Properties Trust 5.125% 2015	7,100	6,851
iStar Financial, Inc. 5.375% 2010	10,675	10,697
iStar Financial, Inc., Series B, 5.125% 2011	1,500	1,479
iStar Financial, Inc. 6.05% 2015	14,285	14,593
Wells Fargo & Co. 3.50% 2008	3,310	3,232
Wells Fargo & Co. 4.125% 2008	23,000	22,802
Development Bank of Singapore Ltd. 7.875% 2009[2]	20,000	22,162
Development Bank of Singapore Ltd. 7.125% 2011[2]	3,500	3,872
Bayerische Landesbank, Series F, 2.50% 2006	26,000	25,785
Skandinaviska Enskilda Banken AB 4.958% (undated)[1,2]	2,050	1,987
Skandinaviska Enskilda Banken AB 5.471% (undated)[1,2]	9,000	9,031
Skandinaviska Enskilda Banken AB 7.50% (undated)[1]	12,500	13,663
Chuo Mitsui Trust and Banking Co., Ltd. 5.506% (undated)[1,2]	24,970	24,078
Assurant, Inc. 5.625% 2014	23,500	23,892
Rouse Co. 3.625% 2009	5,200	4,865
Rouse Co. 7.20% 2012	17,700	18,713
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007[2]	23,125	23,338
United Overseas Bank Ltd. 5.375% 2019[1,2]	22,250	22,464
Metropolitan Life Global Funding I, Series 2004-2, 3.944% 2007[1,2]	1,500	1,502
Met Life Global Funding I 2.60% 2008[2]	$20,000	$18,917
MetLife, Inc. 5.00% 2015	2,000	1,978
John Hancock Global Funding II, Series 2002-G, 5.00% 2007[2]	5,000	5,030
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[2]	18,000	17,316
Canadian Imperial Bank of Commerce 4.25% Eurodollar note 2085[1]	25,000	20,750
Irvine Co., Class A, 7.46% 2006[2,4]	15,000	15,180
Irvine Apartment Communities, LP 7.00% 2007	5,000	5,155
HVB Funding Trust I 8.741% 2031[2]	12,300	16,071
HVB Funding Trust III 9.00% 2031[2]	1,990	2,662
Providian Financial Corp., Series A, 9.525% 2027[2]	16,750	18,341
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	17,000	16,890
Credit Suisse First Boston (USA), Inc. 6.50% 2012	15,000	16,264
Standard Chartered Bank 3.775% (undated)[1]	5,000	4,062
Standard Chartered Bank 4.135% Eurodollar note (undated)[1]	15,000	12,112
Genworth Financial, Inc. 4.02% 2007[1]	2,500	2,505
Genworth Financial, Inc. 4.75% 2009	10,345	10,332
Genworth Financial, Inc. 5.75% 2014	3,000	3,149
Weingarten Realty Investors, Series A, 5.263% 2012	5,000	5,086
Weingarten Realty Investors, Series A, 4.857% 2014	11,080	10,835
Barclays Bank PLC 8.55% (undated)[1,2]	13,080	15,348
Protective Life Insurance Co.4.85% 2010	15,000	15,063
Downey Financial Corp. 6.50% 2014	14,380	14,734
Advanta Capital Trust I, Series B, 8.99% 2026	12,500	12,687
Simon Property Group, LP 4.875% 2010	12,000	11,979
Independence Community Bank Corp. 4.90% 2010	12,000	11,912
Comerica, Inc., Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026	10,200	11,462
MassMutual Global Funding II, Series 2002-1, 3.50% 2010[2]	12,000	11,366
Banco Santander-Chile 5.375% 2014[2]	11,200	11,277
AB Spintab 6.00% 2009	SKr73,000	10,455
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 2011[2]	$10,000	9,928
Host Marriott, LP, Series G, 9.25% 2007	625	662
Host Marriott, LP, Series M, 7.00% 2012	6,595	6,719
Host Marriott, LP, Series O, 6.375% 2015	2,285	2,228
Post Apartment Homes, LP 7.70% 2010	1,400	1,564
Post Apartment Homes, LP 5.125% 2011	7,720	7,740
American Express Credit Corp. 3.00% 2008	9,060	8,733
Bank of Nova Scotia 4.186% Eurodollar note 2085[1]	10,000	8,445
Chohung Bank 4.50% 2014[1,2]	8,000	7,750
Capital One Financial Corp. 6.25% 2013	7,000	7,417
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[1,2]	6,500	7,003
Lloyds Bank, Series 2, 4.063% (undated)[1]	8,000	6,914
PNC Funding Corp. 4.20% 2008	6,750	6,687
Allied Irish Banks Ltd. 4.188% (undated)[1]	7,000	6,282
National Capital Trust II 5.486% (undated)[1,2]	5,925	5,961
Swedish Export Credit Corp. 4.00% 2010	5,950	5,840
Travelers Property Casualty Corp. 3.75% 2008	5,500	5,351
Munich Re Finance BV 6.75% 2023[1]	€3,670	5,238
PLD International Finance LLC 4.375% 2011	4,150	5,230
Wachovia Corp., Series G, 4.375% 2010	$5,000	4,931
Industrial Bank of Korea 4.00% 2014[1,2]	5,000	4,802
Westpac Capital Trust IV 5.256% (undated)[1,2]	4,500	4,433
Bergen Bank 4.188% (undated)[1]	5,000	4,212
National Bank of Canada 4.188% 2087[1]	5,000	4,112
Christiana Bank Og Kreditkasse 3.678% (undated)[1]	4,000	3,495
Federal Realty Investment Trust 4.50% 2011	$3,500	$3,337
Zions Bancorporation 6.00% 2015	2,675	2,845
Willis North America, Inc. 5.625% 2015	2,500	2,489
FelCor Lodging LP 9.00% 2011[1]	2,270	2,480
Fairfax Financial Holdings Ltd. 7.75% 2012	2,500	2,412
ERP Operating LP 4.75% 2009	2,225	2,209
Deutsche Bank Financial LLC 5.375% 2015	2,000	2,053
UnionBanCal Corp. 5.25% 2013	2,000	2,016
Principal Life Insurance Co. 3.20% 2009	2,000	1,912
Crescent Real Estate LP 7.50% 2007	1,190	1,229
LaBranche & Co Inc. 9.50% 2009	740	788
		3,606,793

CONSUMER DISCRETIONARY — 9.07%
General Motors Acceptance Corp. 6.15% 2007	2,750	2,730
General Motors Acceptance Corp. 5.85% 2009	3,000	2,796
General Motors Acceptance Corp. 5.75% 2010	€7,000	7,647
Residential Capital Corp. 6.375% 2010[2]	$40,000	40,564
General Motors Acceptance Corp. 7.75% 2010	12,445	12,074
General Motors Acceptance Corp. 6.875% 2011	52,905	48,180
General Motors Corp. 7.20% 2011	5,120	4,582
General Motors Acceptance Corp. 7.25% 2011	74,480	69,333
General Motors Acceptance Corp. 7.00% 2012	42,500	38,428
General Motors Corp. 7.25% 2013	€19,285	19,265
General Motors Acceptance Corp. 6.07% 2014[1]	$65,000	54,756
Residential Capital Corp. 6.875% 2015[2]	2,780	2,914
General Motors Corp. 7.70% 2016	2,250	1,811
General Motors Corp. 8.25% 2023	10,000	7,825
General Motors Acceptance Corp. 8.00% 2031	23,000	20,133
Ford Motor Credit Co. 5.50% 2006	€2,750	3,345
Ford Motor Credit Co. 6.50% 2007	$ 42,500	42,563
Ford Motor Credit Co. 7.20% 2007	3,000	3,018
Ford Motor Credit Co. 5.80% 2009	5,000	4,669
Ford Motor Credit Co. 7.375% 2009	69,645	67,331
Ford Motor Credit Co. 5.169% 2010[1]	35,275	32,177
Ford Motor Credit Co. 7.875% 2010	141,000	137,340
Ford Motor Credit Co. 7.375% 2011	10,625	10,174
Ford Motor Co. 7.45% 2031	10,000	7,850
DaimlerChrysler North America Holding Corp. 6.40% 2006	13,885	14,037
DaimlerChrysler North America Holding Corp. 4.05% 2008	4,750	4,642
DaimlerChrysler North America Holding Corp. 4.75% 2008	4,800	4,777
DaimlerChrysler North America Holding Corp. 7.20% 2009	22,500	24,024
DaimlerChrysler North America Holding Corp. 4.875% 2010	32,500	31,884
DaimlerChrysler North America Holding Corp. 8.00% 2010	56,500	62,624
DaimlerChrysler North America Holding Corp. 7.75% 2011	23,600	26,167
DaimlerChrysler North America Holding Corp. 7.30% 2012	10,000	10,874
DaimlerChrysler North America Holding Corp. 6.50% 2013	11,610	12,294
DaimlerChrysler North America Holding Corp. 8.50% 2031	1,610	1,955
Comcast Cable Communications, Inc. 8.375% 2007	7,000	7,388
Comcast Cable Communications, Inc. 6.20% 2008	7,150	7,431
Lenfest Communications, Inc. 7.625% 2008	6,750	7,145
Comcast Cable Communications, Inc. 6.875% 2009	15,194	16,212
Comcast Cable Communications, Inc. 6.75% 2011	4,355	4,688
Tele-Communications, Inc. 9.80% 2012	17,500	21,549
Comcast Cable Communications, Inc. 7.125% 2013	1,650	1,839
Tele-Communications, Inc. 7.875% 2013	$10,750	$12,448
Comcast Corp. 6.50% 2015	23,000	24,889
Comcast Corp. 5.65% 2035	6,670	6,256
Clear Channel Communications, Inc. 6.625% 2008	5,375	5,557
Chancellor Media Corp. of Los Angeles 8.00% 2008	12,500	13,469
Clear Channel Communications, Inc. 7.65% 2010	14,826	16,110
Clear Channel Communications, Inc. 5.75% 2013	12,200	12,090
Clear Channel Communications, Inc. 5.50% 2014	3,000	2,897
Clear Channel Communications, Inc. 6.875% 2018	13,000	13,355
Time Warner Inc. 8.18% 2007	2,225	2,359
AOL Time Warner Inc. 6.875% 2012	40,000	43,774
AOL Time Warner Inc. 7.625% 2031	9,825	11,545
Harrah's Operating Co., Inc. 5.50% 2010	30,260	30,577
Harrah's Operating Co., Inc. 5.625% 2015[2]	14,650	14,509
Harrah's Operating Co., Inc. 5.75% 2017[2]	12,000	11,771
Viacom Inc. 6.40% 2006	5,000	5,032
Viacom Inc. 5.625% 2007	6,600	6,685
Viacom Inc. 7.70% 2010	13,000	14,395
Viacom Inc. 6.625% 2011	13,000	13,844
Viacom Inc. 5.625% 2012	8,500	8,648
Liberty Media Corp. 7.875% 2009	3,500	3,700
Liberty Media Corp. 5.70% 2013	1,750	1,601
Liberty Media Corp. 8.50% 2029	7,425	7,226
Liberty Media Corp. 8.25% 2030	35,440	34,115
Toll Brothers, Inc. 6.875% 2012	9,875	10,622
Toll Brothers, Inc. 4.95% 2014	23,720	22,578
Toll Brothers Finance Corp. 5.15% 2015[2]	14,000	13,351
Pulte Homes, Inc. 4.875% 2009	25,300	25,053
Pulte Homes, Inc. 5.20% 2015	6,795	6,447
Pulte Homes, Inc. 7.625% 2017	7,500	8,394
Cox Communications, Inc. 7.75% 2006	2,325	2,384
Cox Communications, Inc. 4.407% 2007[1]	5,000	5,037
Cox Communications, Inc. 7.875% 2009	1,000	1,098
Cox Communications, Inc. 4.625% 2010	5,000	4,893
Cox Communications, Inc. 7.75% 2010	10,000	11,077
Cox Communications, Inc. 5.45% 2014	12,750	12,690
J.C. Penney Co., Inc. 9.00% 2012	995	1,177
J.C. Penney Co., Inc. 7.65% 2016	9,970	11,316
J.C. Penney Co., Inc. 7.95% 2017	16,680	19,432
J.C. Penney Co., Inc. 7.125% 2023	425	470
J.C. Penney Co., Inc. 7.625% 2097	500	515
Ryland Group, Inc. 5.375% 2008	2,000	2,011
Ryland Group, Inc. 5.375% 2012	30,900	30,237
Tribune Co. 4.875% 2010	30,000	29,908
Carnival Corp. 3.75% 2007	8,500	8,342
Carnival Corp. 6.15% 2008	18,623	19,259
News America Holdings Inc. 6.625% 2008	12,900	13,412
News America Inc. 5.30% 2014	12,000	11,996
Target Corp. 3.375% 2008	20,830	20,312
Kohl's Corp. 6.30% 2011	16,000	17,035
Kohl's Corp. 7.375% 2011	1,500	1,674
Six Flags, Inc. 8.875% 2010	7,250	7,214
Six Flags, Inc. 9.75% 2013	10,250	10,147
Six Flags, Inc. 9.625% 2014	850	841
American Media Operations, Inc., Series B, 10.25% 2009	11,545	11,285
American Media Operations, Inc. 8.875% 2011	$ 7,060	$ 6,283
Visteon Corp. 8.25% 2010	17,690	16,894
Visteon Corp. 7.00% 2014	525	458
Centex Corp. 4.75% 2008	8,000	7,954
Centex Corp. 5.80% 2009	2,500	2,557
Centex Corp. 5.25% 2015	6,725	6,455
May Department Stores Co. 4.80% 2009	16,500	16,449
Mohegan Tribal Gaming Authority 6.375% 2009	14,410	14,482
Mohegan Tribal Gaming Authority 7.125% 2014	1,500	1,560
Telenet Group Holding NV 0%/11.50% 2014[2,5]	19,260	15,841
AMC Entertainment Inc., Series B, 8.625% 2012	3,000	3,030
AMC Entertainment Inc. 8.00% 2014	14,175	12,545
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[2]	9,650	9,771
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	5,500	5,459
Univision Communications Inc. 7.85% 2011	13,250	14,733
Delphi Automotive Systems Corp. 6.55% 2006	500	370
Delphi Automotive Systems Corp. 6.50% 2009	6,000	4,170
Delphi Corp. 6.50% 2013	7,020	4,738
Delphi Automotive Systems Corp. 7.125% 2029	1,350	871
Delphi Trust II, trust preferred securities, 6.197% 2033[1]	14,810	4,517
Hilton Hotels Corp. 7.625% 2008	1,000	1,064
Hilton Hotels Corp. 8.25% 2011	3,485	3,952
Hilton Hotels Corp. 7.625% 2012	7,305	8,234
CanWest Media Inc., Series B, 8.00% 2012	12,426	13,249
Cinemark USA, Inc. 9.00% 2013	6,925	7,185
Cinemark, Inc. 0%/9.75% 2014[5]	8,000	5,640
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	12,025	12,626
Young Broadcasting Inc. 10.00% 2011	12,317	11,701
Toys "R" Us, Inc. 7.875% 2013	12,005	10,774
Toys "R" Us, Inc. 7.375% 2018	1,000	805
Kabel Deutschland GmbH 10.625% 2014[2]	9,650	10,711
Lowe's Companies, Inc. 8.25% 2010	8,450	9,728
Grupo Posadas, SA de CV 8.75% 2011[2]	8,550	9,191
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	9,515	9,146
Iesy Repository GmbH 10.375% 2015[2]	8,550	9,084
William Lyon Homes, Inc. 7.625% 2012	5,750	5,477
William Lyon Homes, Inc. 10.75% 2013	2,000	2,165
William Lyon Homes, Inc. 7.50% 2014	1,500	1,402
Thomson Corp. 5.50% 2035	9,000	8,788
MGM MIRAGE 8.50% 2010	6,850	7,484
MGM MIRAGE 5.875% 2014	500	477
Century Communications Corp. 0% 2003[7]	5,000	4,775
Adelphia Communications Corp. 10.25% 2006[6]	3,500	2,607
NTL Cable PLC 8.75% 2014	5,825	6,043
NTL Cable PLC 8.75% 2014	€1,000	1,262
Technical Olympic USA, Inc. 9.00% 2010	$2,600	2,704
Technical Olympic USA, Inc. 9.00% 2010	950	988
Technical Olympic USA, Inc. 7.50% 2011	3,750	3,534
Payless ShoeSource, Inc. 8.25% 2013	7,000	7,192
Royal Caribbean Cruises Ltd. 7.00% 2007	1,400	1,452
Royal Caribbean Cruises Ltd. 8.75% 2011	4,825	5,440
Royal Caribbean Cruises Ltd. 6.875% 2013	250	261
Blockbuster Inc. 9.50% 2012[2]	8,145	6,760
Regal Cinemas Corp., Series B, 9.375% 2012[4]	6,375	6,745
MDC Holdings, Inc. 5.50% 2013	6,555	6,456
Tenneco Automotive Inc., Series B, 10.25% 2013	$ 750	$ 842
Tenneco Automotive Inc. 8.625% 2014	5,510	5,579
PETCO Animal Supplies, Inc. 10.75% 2011	5,750	6,354
Stoneridge, Inc. 11.50% 2012	5,608	5,973
RBS-Zero Editora Jornalística SA 11.00% 2010[2]	5,492	5,657
Emmis Operating Co. 6.875% 2012	2,250	2,253
Emmis Communications Corp. 9.745% 2012[1]	3,075	3,113
Cooper-Standard Automotive Inc. 7.00% 2012	3,250	2,990
Cooper-Standard Automotive Inc. 8.375% 2014	1,925	1,627
Radio One, Inc., Series B, 8.875% 2011	4,000	4,270
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	4,300	4,085
Carmike Cinemas, Inc. 7.50% 2014	4,200	3,664
Lear Corp., Series B, 8.11% 2009	3,580	3,563
Dollarama Group LP 8.875% 2012[2]	3,550	3,479
Warner Music Group 7.375% 2014	3,300	3,325
Hyatt Equities, LLC 6.875% 2007[2]	3,250	3,314
Buffets, Inc. 11.25% 2010	3,275	3,308
Fisher Communications, Inc. 8.625% 2014	3,050	3,271
Cablevision Systems Corp., Series B, 8.00% 2012	3,260	3,178
Kingfisher PLC 5.625% 2014	£1,740	3,095
Argosy Gaming Co. 7.00% 2014	$2,650	2,953
YUM! Brands, Inc. 7.70% 2012	2,500	2,872
Vidéotron Ltée 6.875% 2014	2,525	2,604
Bombardier Recreational Products Inc. 8.375% 2013	2,425	2,552
Reader's Digest Association, Inc. 6.50% 2011	2,500	2,550
Sealy Mattress Co. 8.25% 2014	2,500	2,525
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007	250	259
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012	2,000	2,190
LBI Media, Inc. 10.125% 2012	2,250	2,436
Gaylord Entertainment Co. 8.00% 2013	2,300	2,426
Neiman Marcus Group, Inc. 9.00% 2015[2,9]	2,370	2,388
Lighthouse International Co. SA 8.00% 2014	€1,750	2,233
La Quinta Properties, Inc. 8.875% 2011	$ 500	537
La Quinta Properties, Inc. 7.00% 2012	1,500	1,549
WCI Communities, Inc. 9.125% 2012	2,000	2,070
Dana Corp. 5.85% 2015	2,500	1,973
WDAC Subsidiary Corp. 8.375% 2014[2]	2,010	1,955
KB Home 6.25% 2015	2,000	1,949
NextMedia Operating, Inc. 10.75% 2011	1,750	1,883
Aztar Corp. 7.875% 2014	1,750	1,837
Dex Media West LLC and Dex Media West Finance Co., Series B, 5.875% 2011	1,200	1,194
Dex Media, Inc., Series B, 8.00% 2013	525	542
Jostens IH Corp. 7.625% 2012	1,615	1,639
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	1,493	1,637
D.R. Horton, Inc. 6.125% 2014	1,500	1,504
Loews Cineplex Entertainment Corp. 9.00% 2014	1,250	1,222
Riddell Bell Holdings Inc. 8.375% 2012	1,230	1,218
TRW Automotive Acquisition Corp. 9.375% 2013	1,075	1,172
Warnaco, Inc. 8.875% 2013	925	1,004
Standard Pacific Corp. 5.125% 2009	1,000	945
Dillard's, Inc. 6.625% 2018	1,000	935
Boyd Gaming Corp. 6.75% 2014	750	757
Boyds Collection, Ltd., Series B, 9.00% 2008[4]	1,501	390
		2,041,173

TELECOMMUNICATION SERVICES — 5.93%
Sprint Capital Corp. 4.78% 2006	$ 2,425	$ 2,429
Sprint Capital Corp. 7.625% 2011	16,690	18,697
US Unwired Inc., Series B, 10.00% 2012	1,000	1,155
Nextel Communications, Inc. 6.875% 2013	73,070	77,629
Nextel Communications, Inc. 7.375% 2015	59,490	63,741
Sprint Capital Corp. 6.875% 2028	15,000	16,620
France Télécom 7.00% 2008[1]	€3,500	4,609
France Télécom 7.75% 2011[1]	$114,650	130,327
France Télécom 7.75% 2011[1]	£1,000	1,987
SBC Communications Inc. 5.75% 2006	$ 3,575	3,602
SBC Communications Inc. 4.125% 2009	31,345	30,582
SBC Communications Inc. 6.25% 2011	1,150	1,223
SBC Communications Inc. 5.10% 2014	70,540	70,023
SBC Communications Inc. 6.45% 2034	13,750	14,583
BellSouth Corp. 4.20% 2009	37,530	36,835
BellSouth Corp. 4.75% 2012	47,725	47,148
BellSouth Corp. 5.20% 2014	3,675	3,695
BellSouth Corp. 5.20% 2016	22,000	21,956
Cingular Wireless LLC 5.625% 2006	5,000	5,062
AT&T Wireless Services, Inc. 7.35% 2006	2,750	2,782
AT&T Wireless Services, Inc. 7.875% 2011	15,355	17,501
AT&T Wireless Services, Inc. 8.125% 2012	62,630	73,540
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	91,330	92,243
Telecom Italia Capital SA, Series A, 4.00% 2008	1,270	1,240
Sogerim SA 7.25% 2011	€2,650	3,799
Telecom Italia SpA 6.25% 2012	15,000	20,930
Telecom Italia Capital SA, Series B, 5.25% 2013	$ 9,050	9,001
Telecom Italia Capital SA 4.95% 2014[2]	20,000	19,389
Telecom Italia Capital SA 5.25% 2015	37,000	36,427
Verizon Global Funding Corp. 6.125% 2007	3,625	3,719
Verizon Global Funding Corp. 7.25% 2010	7,690	8,508
Verizon New York Inc., Series A, 6.875% 2012	5,250	5,624
Verizon Global Funding Corp. 7.375% 2012	7,360	8,364
Verizon Global Funding Corp. 7.75% 2030	29,700	36,294
Vodafone Group PLC 4.25% 2009	€7,000	8,835
Vodafone Group PLC 7.75% 2010	$40,285	44,977
Qwest Capital Funding, Inc. 7.75% 2006	3,595	3,649
U S WEST Capital Funding, Inc. 6.375% 2008	1,400	1,376
Qwest Capital Funding, Inc. 7.90% 2010	950	948
Qwest Services Corp. 13.50% 2010	9,504	10,930
Qwest Capital Funding, Inc. 7.25% 2011	1,750	1,676
Qwest Services Corp. 14.00% 2014	11,150	13,575
U S WEST Capital Funding, Inc. 6.875% 2028	4,725	3,910
Qwest Capital Funding, Inc. 7.75% 2031	2,605	2,260
ALLTEL Corp. 4.656% 2007	36,675	36,655
Deutsche Telekom International Finance BV 8.50% 2010	1,300	1,475
Deutsche Telekom International Finance BV 6.625% 2011	€1,200	1,702
Deutsche Telekom International Finance BV 8.75% 2030[1]	$20,000	25,898
Koninklijke KPN NV 8.00% 2010	23,575	26,765
CenturyTel, Inc., Series M, 5.00% 2015	24,000	22,704
Singapore Telecommunications Ltd. 6.375% 2011[2]	16,250	17,497
Singapore Telecommunications Ltd. 6.375% 2011	3,475	3,742
Dobson Communications Corp. 10.875% 2010	50	53
Dobson Communications Corp. 8.10% 2012[1,2]	1,000	991
Dobson Cellular Systems, Inc. 9.875% 2012	$13,300	$14,630
Dobson Communications Corp. 8.875% 2013	5,000	5,025
British Telecommunications PLC 8.375% 2010[1]	15,000	17,386
British Telecommunications PLC 5.75% 2028	£1,800	3,229
Triton PCS, Inc. 8.75% 2011	$ 2,825	2,324
Triton PCS, Inc. 9.375% 2011	8,650	7,136
Triton PCS, Inc. 8.50% 2013	10,925	10,461
American Tower Corp. 7.125% 2012	17,275	18,225
Intelsat, Ltd. 8.695% 2012[1,2]	4,950	5,061
Intelsat, Ltd. 8.25% 2013[2]	3,575	3,615
Intelsat, Ltd. 8.625% 2015[2]	4,000	4,100
Telekom Austria AG 3.375% 2010	€4,200	5,125
Telekom Finanzmanagement GmbH 4.25% 2017	5,415	6,766
PCCW-HKT Capital Ltd. 8.00% 2011[1,2]	$10,000	11,256
Rogers Wireless Inc. 7.25% 2012	1,275	1,355
Rogers Wireless Inc. 7.50% 2015	6,925	7,496
Rogers Cantel Inc. 9.75% 2016	1,250	1,516
NTELOS Inc. 9.03% 2012[1]	9,500	9,453
Centennial Cellular Corp. 10.75% 2008	379	391
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp. 8.125% 2014[1]	8,250	8,766
SBA Communications Corp. 8.50% 2012	7,870	8,598
Hawaiian Telcom Communications, Inc. 9.75% 2013[2]	5,675	5,817
Hawaiian Telcom Communications, Inc. 12.50% 2015[2]	2,450	2,487
Cincinnati Bell Inc. 7.25% 2013	6,800	7,259
AT&T Corp. 9.05% 2011[1]	5,917	6,694
TELUS Corp. 8.00% 2011	5,250	6,013
SK Telecom Co., Ltd. 4.25% 2011[2]	6,000	5,782
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	5,390	5,255
MetroPCS, Inc. 10.75% 2007[1]	2,000	2,100
MetroPCS, Inc. 8.25% 2011[1]	2,250	2,318
Millicom International Cellular SA 10.00% 2013	3,930	4,077
Nextel Partners, Inc. 12.50% 2009	677	726
Nextel Partners, Inc. 8.125% 2011	3,000	3,255
Cell C Ltd. 8.625% 2012	€2,700	3,400
AirGate PCS, Inc. 9.375% 2009[2]	$ 3,200	3,376
iPCS, Inc. 11.50% 2012	1,000	1,160
UbiquiTel Operating Co. 9.875% 2011	500	558
GT Group Telecom Inc., units, 13.25% 2010[2,4,6,8]	2,753	0
		1,333,073

INDUSTRIALS — 4.77%
Continental Airlines, Inc., Series 1998-3, Class C-2, 7.25% 2005[3]	12,000	11,971
Continental Airlines, Inc. 8.00% 2005	2,325	2,319
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[3]	14,050	13,547
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011[3]	10,000	10,111
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012	12,000	11,955
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[3]	10,547	9,723
Continental Airlines, Inc., Series 1996-2, Class D, 11.50% 2016[3]	1,812	1,275
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[3]	4,259	3,724
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	432	370
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[3]	22,173	21,446
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	31,529	30,835
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	10,700	10,498
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[3]	6,025	5,217
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]	12,905	12,269
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[3]	$ 4,968	$ 4,935
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	1,867	1,613
Hutchison Whampoa International Ltd. 7.00% 2011[2]	33,125	36,102
Hutchison Whampoa International Ltd. 6.50% 2013[2]	57,200	61,231
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,3]	37,508	39,574
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,3]	43,227	46,356
General Electric Capital Corp., Series A, 5.00% 2007	21,500	21,693
General Electric Capital Corp., Series A, 5.375% 2007	13,250	13,423
General Electric Capital Corp., Series A, 7.25% 2007	£1,030	1,908
General Electric Capital Corp., Series A, 3.50% 2008	$20,000	19,511
General Electric Capital Corp., Series A, 6.00% 2012	15,000	15,988
General Electric Co. 5.00% 2013	12,750	12,876
Cendant Corp. 6.875% 2006	2,000	2,038
Cendant Corp. 6.25% 2008	29,000	29,713
Cendant Corp. 7.375% 2013	32,500	35,581
Cendant Corp. 7.125% 2015	5,710	6,196
American Airlines, Inc., Series 1999-1, Class A-1, 6.855% 2010[3]	10,784	10,873
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[3]	32,614	33,053
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012	9,000	8,429
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[3]	8,800	9,011
American Airlines, Inc., Series 1991-C2, 9.73% 2014[3]	6,410	4,182
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]	7,189	5,094
Tyco International Group SA 6.125% 2008	13,000	13,475
Tyco International Group SA 6.125% 2009	500	519
Tyco International Group SA 6.375% 2011	37,765	40,303
Tyco International Group SA 6.50% 2031	£3,250	6,458
Bombardier Inc. 6.75% 2012[2]	$10,290	9,647
Bombardier Inc. 6.30% 2014[2]	39,000	34,710
Delta Air Lines, Inc. 8.00% 2007[2,6]	4,000	720
Delta Air Lines, Inc., Series 2001-1, Class A-1, 6.619% 2011[3]	8,972	8,397
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[3]	3,500	3,382
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013[3]	15,000	14,520
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013[3]	10,802	5,992
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[3,6]	7,500	2,837
Delta Air Lines, Inc., 1991 Equipment Certificates Trust, Series J, 10.00% 2014[2,3,6]	5,000	1,150
Delta Air Lines, Inc. 10.375% 2022[6]	2,577	464
Northwest Airlines, Inc. 8.875% 2006[6]	200	57
Northwest Airlines, Inc. 9.875% 2007[6]	8,200	2,399
Northwest Airlines, Inc. 10.00% 2009[6]	4,000	1,170
Northwest Airlines, Inc., Series 2001-1, Class A-2, 6.841% 2012[3]	9,955	9,457
Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 2020[3]	5,898	5,902
Northwest Airlines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.264% 2023[3]	7,472	7,473
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023[3]	2,090	1,984
Southwest Airlines Co., Series 2001-1, Class A-2, 5.496% 2006[3]	5,000	5,057
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006[3]	7,500	7,569
Southwest Airlines Co. 5.25% 2014	12,500	12,250
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 2022[3]	7,816	8,665
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023[3]	11,347	12,229
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024[3]	2,968	2,869
Caterpillar Financial Services Corp., Series F, 2.35% 2006	5,000	4,900
Caterpillar Financial Services Corp. 2.70% 2008	4,845	4,609
Caterpillar Financial Services Corp., Series F, 3.84% 2008[1]	1,000	1,001
Caterpillar Inc. 4.50% 2009	2,833	2,822
Caterpillar Financial Services Corp. 4.30% 2010	9,400	9,269
Allied Waste North America, Inc. 8.50% 2008	7,500	7,856
Allied Waste North America, Inc., Series B, 8.875% 2008	5,250	5,499
Allied Waste North America, Inc., Series B, 6.50% 2010	$500	$488
Allied Waste North America, Inc., Series B, 5.75% 2011	2,500	2,344
Allied Waste North America, Inc., Series B, 6.125% 2014	3,000	2,820
Allied Waste North America, Inc., Series B, 7.375% 2014	3,750	3,544
John Deere Capital Corp. 3.90% 2008	15,000	14,773
Deere & Co. 8.95% 2019	6,000	6,812
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B, 6.96% 2009[3]	1,824	1,905
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-2, 5.14% 2021[3]	12,458	12,595
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-1, 5.943% 2022[3]	6,535	6,901
NTK Holdings Inc. 0%/10.75% 2014[5]	15,118	8,542
THL Buildco, Inc. 8.50% 2014	10,650	9,851
Goodrich Corp. 7.50% 2008	2,000	2,115
Goodrich Corp. 7.625% 2012	9,000	10,338
Holcim Finance SA 4.375% 2014	€8,860	11,231
Northrop Grumman Corp. 4.079% 2006	$2,000	1,990
Northrop Grumman Systems Corp. 7.125% 2011	8,000	8,851
Raytheon Co. 6.55% 2010	6,000	6,388
Raytheon Co. 8.30% 2010	3,000	3,407
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	8,975	9,659
TFM, SA de CV 9.375% 2012[2]	6,450	6,998
TFM, SA de CV 12.50% 2012	2,145	2,499
United Air Lines, Inc. 9.00% 2003[7]	2,000	305
United Air Lines, Inc., Series 2000-1, Class A-2, 7.73% 2012[3,6]	8,993	8,599
Lockheed Martin Corp. 8.50% 2029	6,000	8,303
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,3]	7,660	7,762
Dyncorp International LLC 9.50% 2013[2]	7,375	7,744
Jacuzzi Brands, Inc. 9.625% 2010	7,240	7,711
American Standard Inc. 7.625% 2010	5,000	5,491
American Standard Inc. 5.50% 2015[2]	2,000	2,007
Terex Corp. 9.25% 2011	4,215	4,552
Terex Corp., Class B, 10.375% 2011	2,725	2,929
AIR 2 US, Series A, 8.027% 2020[2,3]	7,976	7,469
Waste Management, Inc. 6.50% 2008	5,220	5,462
Waste Management, Inc. 5.00% 2014	765	753
Goodman Global Holdings 7.875% 2012[2]	6,470	5,888
General Dynamics Corp. 4.50% 2010	5,000	4,973
United Rentals (North America), Inc., Series B, 6.50% 2012	4,950	4,802
Standard Aero Holdings, Inc. 8.25% 2014	4,760	4,629
Accuride Corp. 8.50% 2015	4,475	4,408
Ashtead Group PLC 8.625% 2015[2]	3,525	3,723
Builders FirstSource, Inc. 8.04% 2012[1,2]	3,000	3,045
K&F Industries, Inc. 7.75% 2014	2,910	2,954
FTI Consulting, Inc. 7.625% 2013[2]	2,300	2,358
ACIH, Inc. 0%/11.50% 2012[2,5]	3,390	2,305
Argo-Tech Corp. 9.25% 2011	1,720	1,832
Williams Scotsman, Inc. 8.50% 2015[2]	1,750	1,781
Kansas City Southern Railway Co. 9.50% 2008	1,500	1,652
UCAR Finance Inc. 10.25% 2012	1,385	1,492
DRS Technologies, Inc. 6.875% 2013	1,250	1,213
Ahern Rentals, Inc. 9.25% 2013[2]	950	976
AGCO Corp. 6.875% 2014	€700	889
Esterline Technologies Corp. 7.75% 2013	$ 825	875
Jet Equipment Trust, Series 1994-A, 11.79% 2013[2,6]	4,000	-
Jet Equipment Trust, Series 1995-B, 10.91% 2014[2,6]	5,000	1
Jet Equipment Trust, Series 1995-D, 11.44% 2014[2,6]	2,500	-
		1,073,185

UTILITIES — 3.15%
Edison Mission Energy 10.00% 2008	$ 3,000	$ 3,338
Edison Mission Energy 7.73% 2009	10,125	10,733
Edison Mission Energy 9.875% 2011	16,250	19,338
Southern California Edison, First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	4,000	3,989
Midwest Generation, LLC, Series B, 8.56% 2016[3]	7,569	8,331
Homer City Funding LLC 8.734% 2026[3]	11,134	13,305
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	7,600	8,503
PECO Energy Co., First and Refunding Mortgage Bonds, 3.50% 2008	5,000	4,850
Commonwealth Edison Co., Series 99, 3.70% 2008	7,125	6,931
Commonwealth Edison Co., First Mortgage Bonds, Series 102, 4.74% 2010	12,500	12,298
Exelon Corp. 6.75% 2011	2,200	2,361
Exelon Generation Co., LLC 6.95% 2011	22,975	25,087
PECO Energy Co., First and Refunding Mortgage Bonds, 4.75% 2012	3,900	3,809
Duke Capital Corp. 4.37% 2009	7,500	7,393
Duke Capital Corp. 7.50% 2009	16,575	18,110
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	4,500	4,461
Duke Capital Corp. 6.25% 2013	9,000	9,481
Duke Capital Corp. 5.50% 2014	10,000	10,076
Duke Capital LLC 5.668% 2014	2,000	2,035
Dominion Resources, Inc., Series A, 3.66% 2006	3,000	2,969
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	14,140	14,267
Dominion Resources, Inc., Series 2002-C, 5.70% 2012[1]	1,000	1,033
Dominion Resources, Inc., Series 2002-B, 6.25% 2012	10,000	10,617
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	22,000	21,725
Drax Holdings Ltd., Series A-1, 7.173% 2015[1,2]	£4,468	7,937
Drax Holdings Ltd., Series A-2, unit, 8.673% 2015[1,2,10]	5,293	37,050
Drax Holdings Ltd., Series B, 7.427% 2025[1,2,6]	949	2,200
PSEG Power LLC 3.75% 2009	$ 6,825	6,561
PSEG Power LLC 7.75% 2011	18,700	20,962
PSEG Power LLC 5.00% 2014	11,690	11,388
Israel Electric Corp. Ltd. 7.95% 2011[2]	10,000	11,329
Israel Electric Corp. Ltd. 7.70% 2018[2]	8,500	9,691
Israel Electric Corp. Ltd. 8.10% 2096[2]	12,000	12,915
Ameren Corp. 4.263% 2007	2,500	2,479
Cilcorp Inc. 8.70% 2009	1,000	1,131
Union Electric Co. 4.65% 2013	11,000	10,854
Cilcorp Inc. 9.375% 2029	12,265	17,652
PacifiCorp, First Mortgage Bonds, 4.30% 2008	3,060	3,026
PacifiCorp, First Mortgage Bonds, 5.45% 2013	2,875	2,968
Scottish Power PLC 5.375% 2015	21,415	21,639
Alabama Power Co., Series U, 2.65% 2006	20,500	20,387
Alabama Power Co., Series R, 4.70% 2010	2,250	2,238
Southern Power Co., Series B, 6.25% 2012	2,500	2,670
Niagara Mohawk Power Corp., Series G, 7.75% 2008	17,460	18,901
SP PowerAssets Ltd. 3.80% 2008[2]	10,000	9,760
SP PowerAssets Ltd. 5.00% 2013[2]	8,000	8,080
AES Corp. 9.50% 2009	4,677	5,121
AES Corp. 9.375% 2010	4,803	5,319
AES Corp. 8.75% 2013[2]	1,000	1,100
AES Gener SA 7.50% 2014	5,000	5,094
Empresa Nacional de Electricidad SA, Series B, 8.50% 2009	4,455	4,906
Empresa Nacional de Electricidad SA 8.35% 2013	5,000	5,702
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,510
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028[3]	13,500	14,107
Constellation Energy Group, Inc. 6.125% 2009	$10,500	$ 10,944
Baltimore Gas and Electric Co. 5.20% 2033	3,000	2,814
Consolidated Edison Co. of New York, Inc., Series 2003-A, 3.625% 2008	6,000	5,846
Consolidated Edison Co. of New York, Inc., Series B, 3.85% 2013	5,000	4,699
Consolidated Edison Co. of New York, Inc., Series 2003-C, 5.10% 2033	2,000	1,916
MidAmerican Energy Co. 5.125% 2013	7,500	7,568
MidAmerican Energy Co. 4.65% 2014	5,000	4,856
Progress Energy Florida, Inc., First Mortgage Bonds, 4.80% 2013	7,000	6,930
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.125% 2013	5,000	5,043
Oncor Electric Delivery Co. 6.375% 2012	10,700	11,482
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	7,000	6,763
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	4,176
Essent NV 4.50% 2013	€8,410	10,852
Anglian Water Services Financing PLC 4.625% 2013	8,250	10,768
Reliant Energy Resources Corp. 7.75% 2011	$7,000	7,871
Centerpoint Energy Resources Corp., Series B, 7.875% 2013	2,000	2,311
Kern River Funding Corp. 4.893% 2018[2,3]	9,845	9,763
Dynegy Holdings Inc. 10.125% 2013[2]	7,475	8,372
Energy East Corp. 6.75% 2012	7,155	7,828
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	700	730
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	2,336	2,606
Sierra Pacific Resources 8.625% 2014	900	997
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,550	2,526
E.ON International Finance BV 5.75% 2009	€5,000	6,619
Edison SpA 5.125% 2010	4,730	6,224
NiSource Finance Corp. 6.15% 2013	$5,600	5,939
Florida Power & LIght Co. 4.85% 2013	5,000	5,029
Korea East-West Power Co., Ltd. 4.875% 2011[2]	5,000	4,943
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,000	4,932
FPL Energy National Wind, LLC 5.608% 2024[2,3]	4,887	4,871
NGG Finance PLC 6.125% 2011	€3,480	4,843
Tri-State Generation and Transmission Association Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[2,3]	$ 3,500	3,622
Texas Genco LLC and Texas Genco Financing Corp. 6.875% 2014[2]	3,500	3,579
Enersis SA 7.375% 2014	3,000	3,176
Equitable Resources, Inc. 5.15% 2018	2,500	2,499
Wisconsin Gas Co. 5.20% 2015	2,025	2,032
Appalachian Power Co., Series I, 4.95% 2015	1,000	984
		708,670

MATERIALS — 2.21%
Weyerhaeuser Co. 5.95% 2008	11,063	11,472
Weyerhaeuser Co. 5.25% 2009	15,354	15,478
Weyerhaeuser Co. 6.75% 2012	20,580	22,267
Weyerhaeuser Co. 7.375% 2032	12,500	14,184
Norske Skogindustrier ASA 7.625% 2011[2]	47,135	51,173
Norske Skogindustrier ASA 6.125% 2015[2]	4,870	4,842
Norske Skogindustrier ASA 7.125% 2033[2]	4,100	4,165
International Paper Co. 5.375% 2006	€4,500	5,539
International Paper Co. 4.00% 2010	$ 6,545	6,240
International Paper Co. 6.75% 2011	4,000	4,292
International Paper Co. 5.85% 2012	21,420	21,993
Millennium America Inc. 9.25% 2008	4,840	5,227
Equistar Chemicals, LP 10.125% 2008	6,100	6,588
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009	12,800	13,376
BHP Finance Ltd. 6.69% 2006	$10,000	$10,103
BHP Finance Ltd. 8.50% 2012	10,000	12,202
Abitibi-Consolidated Inc. 8.55% 2010	5,500	5,624
Abitibi-Consolidated Co. of Canada 8.375% 2015	13,750	13,578
Alcan Inc. 5.20% 2014	8,000	8,050
Alcan Inc. 5.00% 2015	10,000	9,853
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028[3]	21,160	17,312
Stone Container Corp. 9.25% 2008	1,000	1,025
Stone Container Corp. 9.75% 2011	3,250	3,315
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	11,900	11,246
Stone Container Corp. 8.375% 2012	1,675	1,600
Teck Cominco Ltd. 5.375% 2015	5,000	4,982
Teck Cominco Ltd. 6.125% 2035	12,000	11,807
ICI Wilmington, Inc. 4.375% 2008	200	197
ICI Wilmington, Inc. 5.625% 2013	15,465	15,635
SCA Coordination Center NV 4.50% 2015[2]	15,500	14,559
JSG Funding PLC 7.75% 2015	€2,000	2,116
JSG Funding PLC 7.75% 2015	$1,200	1,026
JSG Holdings PLC 11.50% 2015[9]	€9,622	10,296
Owens-Illinois, Inc. 8.10% 2007	$ 3,130	3,224
Owens-Illinois, Inc. 7.35% 2008	5,250	5,381
Owens-Brockway Glass Container Inc. 8.875% 2009	1,500	1,583
Owens-Illinois, Inc. 7.50% 2010	2,250	2,295
Dow Chemical Co. 5.75% 2008	11,100	11,488
Associated Materials Inc. 9.75% 2012	10,065	9,788
AMH Holdings, Inc. 0%/11.25% 2014[5]	3,000	1,515
Rhodia SA 8.00% 2010	€3,000	3,606
Rhodia 10.25% 2010	$ 150	159
Rhodia 8.875% 2011	3,740	3,553
Rhodia SA 9.25% 2011	€3,200	3,827
Building Materials Corp. of America, Series B, 8.00% 2007	$1,000	1,035
Building Materials Corp. of America 8.00% 2008	500	510
Building Materials Corp. of America 7.75% 2014	7,250	7,069
Phelps Dodge Corp. 6.125% 2034	7,500	7,632
Graphic Packaging International, Inc. 8.50% 2011	1,300	1,281
Graphic Packaging International, Inc. 9.50% 2013	6,495	6,138
Georgia-Pacific Corp. 8.875% 2010	1,000	1,120
Georgia-Pacific Corp. 9.375% 2013	2,955	3,310
Georgia-Pacific Corp. 8.875% 2031	1,500	1,782
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	6,400	6,096
Domtar Inc. 7.125% 2015	6,500	5,992
Corporación Nacional del Cobre de Chile 5.625% 2035[2]	5,650	5,614
Stora Enso Oyj 5.125% 2014	€4,250	5,600
Praxair, Inc. 3.95% 2013	$5,000	4,718
Ainsworth Lumber Co. Ltd. 7.25% 2012	875	827
Ainsworth Lumber Co. Ltd. 6.75% 2014	1,750	1,593
Ainsworth Lumber Co. Ltd. 6.75% 2014	1,750	1,584
Yara International ASA 5.25% 2014[2]	4,000	3,956
Earle M. Jorgensen Co. 9.75% 2012	3,600	3,924
Luscar Coal Ltd. 9.75% 2011	3,300	3,581
Crompton Corp. 9.672% 2010[1]	2,400	2,658
Crompton Corp. 9.875% 2012	500	572
Longview Fibre Co. 10.00% 2009	2,730	2,894
Neenah Paper, Inc. 7.375% 2014	2,640	2,554
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011	$ 2,100	$ 2,347
Inco Ltd. 7.20% 2032	2,000	2,326
Sino-Forest Corp. 9.125% 2011[2]	2,065	2,241
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[5]	1,928	1,359
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	535	598
Temple-Inland Inc. 7.875% 2012	1,750	1,937
Foundation PA Coal Co. 7.25% 2014	1,800	1,886
Nalco Co. 7.75% 2011	775	796
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[5]	1,254	931
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	1,500	1,493
E.I. du Pont de Nemours and Co. 4.125% 2010	1,500	1,471
Packaging Corp. of America 4.375% 2008	1,500	1,461
UPM-Kymmene Corp. 5.625% 2014[2]	1,250	1,270
AEP Industries Inc. 7.875% 2013	1,200	1,197
Huntsman LLC 11.099% 2011[1]	275	295
Huntsman LLC 11.50% 2012	712	817
NewPage Corp. 9.943% 2012[1]	1,000	950
AK Steel Corp. 7.75% 2012	1,000	928
Koppers Inc. 9.875% 2013	725	805
PQ Corp. 7.50% 2013[2]	625	609
Airgas, Inc. 6.25% 2014	550	558
Rockwood Specialties Group, Inc. 10.625% 2011	218	239
Rockwood Specialties Group, Inc. 7.50% 2014[2]	175	171
Georgia Gulf Corp. 7.125% 2013	270	277
Ispat Inland ULC 9.75% 2014	206	240
		497,023

ENERGY — 2.12%
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,3]	40,498	39,202
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[3]	2,235	2,163
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[2,3]	15,570	18,262
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[3]	1,000	1,173
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2]	45,970	45,996
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,3]	15,000	15,078
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,3]	59,400	61,034
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3]	6,000	6,165
Pemex Finance Ltd. 8.875% 2010[3]	24,000	26,795
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017[3]	11,700	15,776
Pemex Project Funding Master Trust 8.625% 2022	750	919
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[2,3]	34,500	34,341
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[2,3]	6,500	6,470
Devon Financing Corp., ULC 6.875% 2011	8,500	9,355
Devon Energy Corp. 7.95% 2032	18,000	23,018
Conoco Funding Co. 6.35% 2011	26,750	29,048
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[2,3]	19,420	19,134
Port Arthur Finance Corp. 12.50% 2009[3]	1,010	1,156
Premcor Refining Group Inc. 9.25% 2010	3,250	3,551
Premcor Refining Group Inc. 6.125% 2011	5,000	5,250
Premcor Refining Group Inc. 6.75% 2011	1,000	1,075
Premcor Refining Group Inc. 9.50% 2013	2,750	3,114
Premcor Refining Group Inc. 6.75% 2014	3,000	3,210
Sunoco, Inc. 4.875% 2014	14,830	14,533
Reliance Industries Ltd. 10.25% 2097[2]	8,750	10,500
Open Joint Stock Co. Gazprom 9.125% 2007	2,000	2,127
Gaz Capital SA 5.875% 2015	€5,125	$ 6,871
Williams Companies, Inc. 7.125% 2011	$ 500	526
Williams Companies, Inc. 7.875% 2021	2,000	2,210
Williams Companies, Inc. 8.75% 2032	5,080	6,020
Newfield Exploration Co. 7.625% 2011	3,000	3,263
Newfield Exploration Co. 8.375% 2012	2,775	3,011
Newfield Exploration Co. 6.625% 2014	2,000	2,090
ChevronTexaco Capital Co. 3.50% 2007	7,000	6,879
General Maritime Corp. 10.00% 2013	5,600	6,188
OXYMAR 7.50% 2016[2,3]	5,500	5,997
Teekay Shipping Corp. 8.875% 2011	4,250	4,866
Ultrapetrol (Bahamas) Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014	5,225	4,840
Petrozuata Finance, Inc., Series B, 8.22% 2017[2,3]	4,550	4,368
Encore Acquisition Co. 6.00% 2015[2]	4,450	4,361
El Paso Corp. 7.75% 2032	4,000	4,050
American Commercial Lines LLC and ACL Finance Corp. 9.50% 2015	2,975	3,228
Overseas Shipholding Group, Inc. 8.25% 2013	2,500	2,700
PETRONAS Capital Ltd. 7.00% 2012[2]	2,250	2,515
Pogo Producing Co. 6.875% 2017[2]	2,050	2,088
Peabody Energy Corp., Series B, 6.875% 2013	1,200	1,260
Apache Corp. 6.25% 2012	1,000	1,088
		476,864

CONSUMER STAPLES — 1.29%
CVS Corp. 6.117% 2013[2,3]	26,924	28,179
CVS Corp. 5.789% 2026[2,3]	14,874	15,620
CVS Corp. 5.298% 2027[2,3]	27,288	27,569
Wal-Mart Stores, Inc. 5.45% 2006	10,000	10,082
Wal-Mart Stores, Inc. 3.375% 2008	12,000	11,634
Wal-Mart Stores, Inc. 4.125% 2010	20,000	19,538
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 10.75% 2011	1,500	1,688
Burns Philp Capital Pty Ltd., Series B, 9.75% 2012	17,750	19,969
Ahold Finance U.S.A., Inc. 6.25% 2009	2,325	2,360
Ahold Finance U.S.A., Inc. 8.25% 2010	4,610	5,048
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020[3]	932	1,012
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025[3]	7,095	7,951
Nabisco, Inc. 7.05% 2007	6,500	6,760
Nabisco, Inc. 7.55% 2015	5,105	6,054
Kraft Foods Inc. 6.50% 2031	2,000	2,226
Rite Aid Corp. 6.125% 2008[2]	2,075	1,982
Rite Aid Corp. 9.50% 2011	4,500	4,793
Rite Aid Corp. 6.875% 2013	5,485	4,676
Rite Aid Corp. 9.25% 2013	2,575	2,472
Rite Aid Corp. 7.50% 2015	1,000	960
Cadbury Schweppes Investments PLC, Series 41, 4.25% 2009	€4,250	5,338
Cadbury Schweppes US Finance LLC 5.125% 2013[2]	$6,750	6,759
Pepsi Bottling Group, Inc. 5.625% 2009[2]	9,000	9,299
Anheuser-Busch Companies, Inc. 9.00% 2009	7,750	9,024
Jean Coutu Group (PJC) Inc. 7.625% 2012	800	818
Jean Coutu Group (PJC) Inc. 8.50% 2014	7,400	7,400
Gold Kist Inc. 10.25% 2014	6,783	7,699
Diageo Capital PLC 3.50% 2007	5,000	4,891
Diageo Capital PLC 4.375% 2010	2,395	2,358
Kellogg Co. 6.60% 2011	4,000	4,339
Kellogg Co. 7.45% 2031	$2,000	$2,526
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	5,530	5,475
Petro Stopping Centers, LP 9.00% 2012[2]	1,030	1,020
J Sainsbury PLC 6.125% 2017	£3,450	6,195
Pathmark Stores, Inc. 8.75% 2012	$ 5,565	5,384
Molson Coors Capital Finance ULC 4.85% 2010[2]	5,000	4,966
Spectrum Brands, Inc. 7.375% 2015	5,330	4,824
PepsiAmericas, Inc. 4.875% 2015	4,000	3,961
Delhaize America, Inc. 8.125% 2011	3,500	3,811
Stater Bros. Holdings Inc. 7.37% 2010[1]	475	470
Stater Bros. Holdings Inc. 8.125% 2012	2,800	2,779
Winn-Dixie Stores, Inc. 8.875% 2008[6]	2,300	1,507
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 5.24% 2017[2,3,11]	2,071	1,565
SUPERVALU INC. 7.50% 2012	2,390	2,614
Playtex Products, Inc. 9.375% 2011	2,375	2,491
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011	1,500	1,624
Elizabeth Arden, Inc. 7.75% 2014	500	511
		290,221

INFORMATION TECHNOLOGY — 1.00%
Electronic Data Systems Corp. 6.334% 2006	18,000	18,228
Electronic Data Systems Corp. 7.125% 2009	32,000	34,302
Electronic Data Systems Corp., Series B, 6.50% 2013[1]	58,375	59,889
Electronic Data Systems Corp. 7.45% 2029	4,600	4,836
Motorola, Inc. 8.00% 2011	30,480	35,679
Motorola, Inc. 7.50% 2025	5,000	6,038
Motorola, Inc. 6.50% 2028	3,695	4,070
Motorola, Inc. 5.22% 2097	6,250	5,187
Hyundai Semiconductor America, Inc. 8.625% 2007[2]	10,150	10,485
Amkor Technology, Inc. 9.25% 2008	2,895	2,729
Amkor Technology, Inc. 10.50% 2009	1,490	1,274
Amkor Technology, Inc. 7.125% 2011	6,030	5,231
Amkor Technology, Inc. 7.75% 2013	1,200	1,032
SunGard Data Systems Inc. 9.125% 2013[2]	6,175	6,430
SunGard Data Systems Inc. 10.25% 2015[2]	2,000	2,035
Sanmina-SCI Corp. 10.375% 2010	1,000	1,108
Sanmina-SCI Corp. 6.75% 2013	7,500	7,163
Celestica Inc. 7.875% 2011	3,380	3,465
Celestica Inc. 7.625% 2013	4,170	4,180
Jabil Circuit, Inc. 5.875% 2010	4,750	4,871
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.875% 2011	3,750	3,619
Iron Mountain Inc. 7.75% 2015	2,010	2,050
Flextronics International Ltd. 6.50% 2013	925	948
Semiconductor Note Participation Trust 10.00% 2011[2]	385	384
Exodus Communications, Inc. 11.625% 2010[4,6]	1,147	0
		225,233

HEALTH CARE — 1.00%
UnitedHealth Group Inc. 7.50% 2005	13,000	13,041
UnitedHealth Group Inc. 5.20% 2007	8,000	8,045
UnitedHealth Group Inc. 3.30% 2008	4,000	3,889
UnitedHealth Group Inc. 3.75% 2009	12,500	12,142
UnitedHealth Group Inc. 4.125% 2009	8,000	7,845
Allegiance Corp. 7.30% 2006	2,000	2,050
Cardinal Health, Inc. 6.25% 2008	3,000	3,097
Cardinal Health, Inc. 6.75% 2011	17,625	18,938
Cardinal Health, Inc. 4.00% 2015	3,000	2,712
Allegiance Corp. 7.00% 2026	9,260	10,328
Amgen Inc. 4.00% 2009	24,000	23,486
Humana Inc. 7.25% 2006	5,000	5,085
Humana Inc. 6.30% 2018	12,000	12,811
Tenet Healthcare Corp. 7.375% 2013	3,050	2,905
Tenet Healthcare Corp. 9.875% 2014	7,300	7,665
Tenet Healthcare Corp. 9.25% 2015[2]	5,475	5,557
Columbia/HCA Healthcare Corp. 8.85% 2007	2,000	2,091
HCA Inc. 5.50% 2009	2,600	2,560
Columbia/HCA Healthcare Corp. 8.70% 2010	1,750	1,920
HCA Inc. 6.25% 2013	2,500	2,484
Columbia/HCA Healthcare Corp. 7.69% 2025	5,000	5,050
Schering-Plough Corp. 5.55% 2013[1]	11,750	12,136
Bristol-Myers Squibb Co. 4.00% 2008	10,000	9,861
Warner Chilcott Corp. 8.75% 2015[2]	9,940	9,592
Quintiles Transnational Corp. 10.00% 2013	6,000	6,780
Pharma Services Intermediate Holding Corp. 0%/11.50% 2014[5]	1,750	1,304
Hospira, Inc. 4.95% 2009	7,391	7,417
Wyeth 4.375% 2008[1]	5,375	5,347
HealthSouth Corp. 8.375% 2011	1,275	1,221
HealthSouth Corp. 7.625% 2012	3,975	3,737
Concentra Operating Corp. 9.125% 2012	3,000	3,135
Health Net, Inc. 9.875% 2011[1]	2,380	2,805
American Medical Response, Inc. and EmCare Holdings, Inc. 10.00% 2015[2]	2,000	2,170
Team Health, Inc. 9.00% 2012	2,015	2,146
Mylan Laboratories Inc. 5.75% 2010[2]	2,025	2,038
MedCath Holdings Corp. 9.875% 2012	1,000	1,095
		224,485

MORTGAGE-BACKED OBLIGATIONS[3]— 18.94%
Fannie Mae 7.00% 2009	112	114
Fannie Mae 7.50% 2009	169	177
Fannie Mae 7.50% 2009	134	141
Fannie Mae 7.50% 2009	42	43
Fannie Mae 7.50% 2009	36	36
Fannie Mae 7.50% 2009	34	36
Fannie Mae 7.50% 2009	26	27
Fannie Mae 8.50% 2009	126	130
Fannie Mae 9.50% 2009	35	37
Fannie Mae 7.00% 2010	91	95
Fannie Mae, Series 2000-T5B, 7.30% 2010	57,100	63,232
Fannie Mae, Series 2001-T6B, 6.088% 2011	48,000	51,109
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	46,225	45,624
Fannie Mae 4.89% 2012	25,000	24,994
Fannie Mae 4.00% 2015	36,856	35,722
Fannie Mae 6.00% 2016	5,335	5,490
Fannie Mae 6.00% 2016	2,608	2,683
Fannie Mae 6.00% 2016	2,600	2,675
Fannie Mae 6.00% 2016	1,386	1,426
Fannie Mae 7.00% 2016	363	380
Fannie Mae 11.50% 2016	731	836
Fannie Mae 5.00% 2017	$ 4,586	$ 4,582
Fannie Mae 6.00% 2017	1,800	1,853
Fannie Mae 5.00% 2018	28,153	28,128
Fannie Mae 5.00% 2018	20,265	20,247
Fannie Mae 5.00% 2018	10,933	10,923
Fannie Mae 5.50% 2018	3,737	3,795
Fannie Mae 9.00% 2018	57	62
Fannie Mae 10.00% 2018	537	605
Fannie Mae 4.50% 2019	7,938	7,776
Fannie Mae 5.50% 2019	39,137	39,752
Fannie Mae 5.50% 2019	14,395	14,621
Fannie Mae 12.00% 2019	690	804
Fannie Mae, Series 90-93, Class G, 5.50% 2020	58	58
Fannie Mae 11.00% 2020	257	292
Fannie Mae 11.272% 2020[1]	675	781
Fannie Mae 9.00% 2022	251	271
Fannie Mae 7.50% 2023	186	198
Fannie Mae, Series 2001-4, Class GA, 10.254% 2025[1]	1,157	1,292
Fannie Mae, Series 2001-4, Class NA, 11.848% 2025[1]	5,971	6,781
Fannie Mae 5.045% 2026[1]	1,259	1,282
Fannie Mae 7.00% 2026	1,974	2,085
Fannie Mae 8.50% 2027	18	20
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	3,171	3,145
Fannie Mae 7.00% 2028	987	1,036
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	8,367	8,817
Fannie Mae 6.50% 2029	399	407
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	1,276	1,347
Fannie Mae 7.50% 2029	101	107
Fannie Mae 7.50% 2029	94	99
Fannie Mae 7.00% 2030	293	307
Fannie Mae 7.50% 2030	326	346
Fannie Mae 6.50% 2031	1,679	1,732
Fannie Mae 6.50% 2031	862	889
Fannie Mae 6.50% 2031	622	643
Fannie Mae 6.50% 2031	195	201
Fannie Mae 7.00% 2031	582	610
Fannie Mae 7.50% 2031	816	865
Fannie Mae 7.50% 2031	97	103
Fannie Mae, Series 2001-20, Class E, 9.603% 2031[1]	213	234
Fannie Mae, Series 2001-20, Class C, 11.998% 2031[1]	252	291
Fannie Mae 6.00% 2032	1,223	1,245
Fannie Mae 6.50% 2032	11,480	11,837
Fannie Mae 6.50% 2032	6,672	6,880
Fannie Mae 7.00% 2032	358	375
Fannie Mae 3.76% 2033[1]	4,506	4,421
Fannie Mae 5.50% 2033	89,917	89,959
Fannie Mae 5.50% 2034	15,684	15,687
Fannie Mae 6.00% 2034	46,293	47,081
Fannie Mae 6.00% 2034	18,770	19,090
Fannie Mae 6.00% 2034	3,395	3,452
Fannie Mae 6.00% 2034	3,087	3,139
Fannie Mae 6.00% 2034	2,669	2,715
Fannie Mae 6.00% 2034	2,478	2,520
Fannie Mae 6.00% 2034	718	730
Fannie Mae 6.00% 2034	552	561
Fannie Mae 6.50% 2034	9,940	10,249
Fannie Mae 4.494% 2035[1]	4,792	4,742
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	19,543	18,963
Fannie Mae 4.598% 2035[1]	22,909	22,695
Fannie Mae 5.00% 2035	10,000	9,789
Fannie Mae 5.00% 2035	5,800	5,678
Fannie Mae 5.50% 2035	137,663	137,685
Fannie Mae 5.50% 2035	13,210	13,212
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	6,859	6,873
Fannie Mae 6.00% 2035	2,899	2,949
Fannie Mae 6.00% 2035	2,536	2,579
Fannie Mae 6.00% 2035	1,022	1,039
Fannie Mae 6.00% 2035	916	931
Fannie Mae, Series 2003-W10, Class 1A-2B, 3.112% 2037	9,234	9,191
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	12,617	13,140
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	3,916	4,126
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	9,311	9,783
Freddie Mac 8.25% 2007	78	80
Freddie Mac 8.25% 2007	20	21
Freddie Mac 8.50% 2007	12	13
Freddie Mac, Series H009, Class A-2, 1.876% 2008[1]	1,187	1,177
Freddie Mac 8.00% 2008	13	13
Freddie Mac 8.50% 2008	37	38
Freddie Mac 8.50% 2008	34	35
Freddie Mac 8.50% 2008	13	14
Freddie Mac 8.50% 2008	5	6
Freddie Mac 8.75% 2008	99	102
Freddie Mac 8.75% 2008	34	34
Freddie Mac 8.75% 2008	15	15
Freddie Mac 8.75% 2008	13	13
Freddie Mac 8.00% 2009	8	8
Freddie Mac 8.50% 2009	167	173
Freddie Mac 8.50% 2010	158	165
Freddie Mac 8.50% 2010	115	117
Freddie Mac 4.00% 2015	50,518	48,608
Freddie Mac 6.00% 2017	865	889
Freddie Mac 6.00% 2017	865	889
Freddie Mac, Series 2310, Class A, 10.586% 2017[1]	1,319	1,431
Freddie Mac 5.00% 2018	27,616	27,583
Freddie Mac 11.00% 2018	167	188
Freddie Mac 8.50% 2020	292	317
Freddie Mac 8.50% 2020	121	132
Freddie Mac, Series 41, Class F, 10.00% 2020	214	214
Freddie Mac, Series 178, Class Z, 9.25% 2021	159	162
Freddie Mac 8.00% 2026	177	190
Freddie Mac 8.50% 2027	39	42
Freddie Mac 6.00% 2033	14,566	14,820
Freddie Mac 6.00% 2034	222,079	225,947
Freddie Mac 6.00% 2034	22,868	23,266
Freddie Mac 6.00% 2034	22,194	22,581
Freddie Mac 6.00% 2034	16,515	16,802
Freddie Mac 6.00% 2034	14,573	14,827
Freddie Mac 6.00% 2034	11,593	11,795
Freddie Mac 6.00% 2034	11,476	11,676
Freddie Mac 6.00% 2034	11,023	11,215
Freddie Mac 6.00% 2034	9,492	9,657
Freddie Mac 6.00% 2034	8,944	9,100
Freddie Mac 6.00% 2034	5,927	6,030
Freddie Mac 4.647% 2035[1]	27,581	27,281
Freddie Mac 4.792% 2035[1]	14,749	14,619
Freddie Mac 5.00% 2035	11,956	11,701
Freddie Mac 6.00% 2035	21,073	21,446
Freddie Mac 6.50% 2035	6,404	6,595
Freddie Mac 6.50% 2035	1,362	1,402
Freddie Mac 6.50% 2035	1,279	1,317
Freddie Mac 6.50% 2035	1,096	1,130
Freddie Mac, Series T-056, Class A-2A, 2.842% 2036	1,672	1,667
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 2-A-1, 5.00% 2019	12,599	12,532
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 7-A-1, 5.00% 2020	5,204	5,115
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2020	10,206	10,336
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-6, 5.50% 2034	12,884	12,868
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	111,731	112,814
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	59,304	59,867
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	39,530	39,740
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	18,411	18,528
Countrywide Alternative Loan Trust, Series 2005-13CB, Class A-3, 5.50% 2035	7,063	7,063
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	3,529	3,523
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	40,821	41,193
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	24,311	24,518
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	1,587	1,597
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	2,737	2,755
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	276	278
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2, 4.315% 2033[1]	1,450	1,443
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	14,558	14,824
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	3,644	3,732
CS First Boston Mortgage Securities Corp., Series 2004-AR5, Class VII-A-2, 4.608% 2034[1]	23,393	23,105
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-2, 5.935% 2034	6,544	6,564
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	15,985	16,082
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	9,000	9,254
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-4, 6.505% 2034	460	492
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035	1,753	1,720
CS First Boston Mortgage Securities Corp., Series 2005-6, Class VI-A-1, 6.00% 2035	25,695	25,917
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	13,583	13,852
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	67,122	71,226
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 2035[2]	1,500	1,652
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-2, 6.103% 2036	15,774	16,236
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1A, 3.883% 2037	11,160	10,969
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	20,000	19,556
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637% 2037	1,668	1,668
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	20,600	19,893
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 8.088% 2041[1]	5,725	6,318
Government National Mortgage Assn. 7.50% 2007	34	35
Government National Mortgage Assn. 6.50% 2008	199	208
Government National Mortgage Assn. 6.50% 2008	52	54
Government National Mortgage Assn. 7.50% 2008	52	53
Government National Mortgage Assn. 7.50% 2008	50	51
Government National Mortgage Assn. 7.50% 2008	43	44
Government National Mortgage Assn. 7.50% 2008	37	38
Government National Mortgage Assn. 7.50% 2008	16	17
Government National Mortgage Assn. 6.50% 2009	73	76
Government National Mortgage Assn. 7.50% 2009	68	71
Government National Mortgage Assn. 7.50% 2009	61	64
Government National Mortgage Assn. 7.50% 2009	52	53
Government National Mortgage Assn. 7.50% 2009	49	52
Government National Mortgage Assn. 7.50% 2009	45	46
Government National Mortgage Assn. 7.50% 2009	41	43
Government National Mortgage Assn. 7.50% 2009	38	40
Government National Mortgage Assn. 9.00% 2009	657	684
Government National Mortgage Assn. 9.50% 2009	692	729
Government National Mortgage Assn. 9.50% 2009	51	54
Government National Mortgage Assn. 9.00% 2016	121	133
Government National Mortgage Assn. 9.00% 2017	43	48
Government National Mortgage Assn. 9.50% 2019	292	321
Government National Mortgage Assn. 8.50% 2020	68	74
Government National Mortgage Assn. 8.50% 2020	47	51
Government National Mortgage Assn. 9.50% 2020	126	138
Government National Mortgage Assn. 10.00% 2020	980	1,127
Government National Mortgage Assn. 8.50% 2021	318	345
Government National Mortgage Assn. 8.50% 2021	210	228
Government National Mortgage Assn. 8.50% 2021	118	128
Government National Mortgage Assn. 8.50% 2021	47	51
Government National Mortgage Assn. 10.00% 2021	2,099	2,386
Government National Mortgage Assn. 9.00% 2022	45	49
Government National Mortgage Assn. 8.50% 2023	46	50
Government National Mortgage Assn. 8.50% 2024	37	40
Government National Mortgage Assn. 8.50% 2024	27	30
Government National Mortgage Assn. 8.50% 2027	31	33
Government National Mortgage Assn. 8.50% 2028	25	27
Government National Mortgage Assn. 8.50% 2029	29	31
Government National Mortgage Assn. 6.50% 2034	731	762
Government National Mortgage Assn. 7.00% 2034	18,062	19,102
Government National Mortgage Assn. 4.00% 2035[1]	17,352	17,005
Government National Mortgage Assn. 4.00% 2035[1]	7,545	7,381
Government National Mortgage Assn. 4.00% 2035[1]	3,585	3,507
Government National Mortgage Assn. 5.50% 2035	49,658	50,060
Government National Mortgage Assn. 6.00% 2035	48,191	49,238
Government National Mortgage Assn. 6.00% 2035	39,245	40,098
Government National Mortgage Assn. 6.50% 2035	8,631	8,941
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1, 6.34% 2030	2,673	2,715
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class X, interest only, 0.425% 2031[1]	237,496	3,363
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.25% 2031[1,2]	150,903	5,467
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	16,480	18,090
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	37,684	36,968
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1, 3.688% 2041	4,218	4,151
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	10,000	9,748
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	64,000	63,654
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	38,825	38,507
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.511% 2037	45,000	46,084
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	16,376	15,931
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	10,508	10,482
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	25,000	24,900
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	$31,455	$31,230
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.47% 2033[1]	4,906	4,801
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.743% 2033[1]	11,672	11,444
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.698% 2034[1]	14,489	14,327
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.218% 2034[1]	6,723	6,739
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class II-A-4, 5.90% 2036	90,000	90,621
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	3,025	3,002
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	17,801	17,765
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	54,725	55,078
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034	2,466	2,505
Residential Accredit Loans, Inc., Series 2005-QS4, Class A-3, 5.50% 2035	43,990	43,824
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019	2,068	2,059
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[1]	35,363	34,693
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[1]	7,648	7,568
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.21% 2033[1]	7,125	7,069
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.351% 2033[1]	17,743	17,485
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.604% 2034[1]	39,170	38,617
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	44,550	46,567
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	12,346	12,800
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	11,414	12,070
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	17,419	18,937
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	36,000	35,405
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[2]	43,000	42,368
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 4.001% 2033[1]	32,464	31,855
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.098% 2033[1]	8,000	7,873
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.125% 2033[1]	7,168	7,115
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.289% 2034[1]	18,335	17,928
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.999% 2034[1]	2,869	2,850
Residential Asset Mortgage Products Trust, Series 2004-RZ1, Class A-I-2, 2.34% 2027	4,571	4,554
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2, 3.052% 2029	1,276	1,269
Residential Asset Mortgage Products Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	10,000	9,953
Residential Asset Mortgage Products Trust, Series 2004-RZ3, Class A-I-4, 4.572% 2033	6,038	5,909
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[1]	10,000	9,950
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	9,000	8,896
Residential Asset Mortgage Products Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	26,100	25,641
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	56,200	60,259
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	6,000	5,872
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class A, 4.43% 2016[1,2]	22,989	23,066
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	15,901	16,519
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-1, 6.12% 2031	3,932	3,975
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	10,000	10,487
Nykredit 4.00% 2035	DKr335,140	53,276
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033[2]	$ 3,429	3,489
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	17,250	18,421
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	12,887	13,119
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	16,420	17,505
Merrill Lynch Mortgage Investors, Inc., Series 1995-C2, Class D, 7.735% 2021[1]	122	122
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class II-A, 4.61% 2033[1]	18,844	18,725
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.61% 2034[1]	29,778	29,351
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734% 2033[1]	27,990	27,315
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033[1]	8,148	8,039
Banc of America Mortgage Securities Trust, Series 2003-I, Class 3-A-1, 4.542% 2033[1]	10,785	10,632
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	42,486	45,713
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	24,413	24,557
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035	$16,378	$16,612
Deutsche Genossenschafts-Hypothekenbank AG 5.25% 2009	€29,447	38,704
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.431% 2030[1]	$31,076	32,535
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.431% 2030[1]	3,750	3,975
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.903% 2035[1]	36,000	36,360
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.704% 2034[1]	30,726	30,723
Morgan Stanley Mortgage Trust, Series 2004-3, Class 3-A, 6.00% 2034	4,115	4,141
Mastr Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	988	995
Mastr Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,822	1,833
Mastr Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	18,843	18,991
Mastr Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	4,575	4,565
Mastr Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	6,231	6,305
Mastr Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	797	819
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3, 6.869% 2029	13,704	14,128
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class D, 6.997% 2029	8,300	8,644
GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class C, 6.50% 2035	9,000	9,430
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-2, 3.958% 2035	4,200	4,101
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035	1,979	1,950
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	24,000	23,934
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class A-2, 7.439% 2031	5,000	5,430
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	17,125	18,783
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031	5,000	5,490
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	17,468	18,235
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	8,869	8,630
Morgan Stanley Dean Witter Capital I Trust, Series 2002-IQ3, Class A-1, 3.48% 2037	2,645	2,603
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.582% 2027[1,2]	8,750	8,935
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.712% 2027[1,2]	3,127	3,200
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.88% 2028[1,2]	2,084	2,163
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033[1]	2,708	2,684
Structured Asset Securities Corp., Series 2005-6, Class 5-A-4, 5.00% 2035	6,955	6,694
Structured Asset Securities Corp., Series 2005-6, Class 5-A-9, 5.00% 2035	2,928	2,907
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	348	358
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	17,590	18,938
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038	3,562	3,628
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	2,500	2,653
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	14,500	16,165
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	8,300	8,701
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	18,933	19,199
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031	18,000	19,073
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	20,000	18,930
Tower Ventures, LLC, Series 2004-1, Class A, 3.711% 2034[2]	19,442	18,798
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.973% 2035[1]	16,818	16,710
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1-A-14, 5.50% 2035	16,050	16,199
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011[2]	15,186	15,265
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	14,026	14,078
Dexia Municipal Agency 3.50% 2009	€10,076	12,486
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II, 4.337% 2034[1]	$12,290	12,075
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	10,000	10,504
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032	6,197	6,417
First Union National Bank Commercial Mortgage Trust, Series 2001-C4, Class A-1, 5.673% 2033	3,911	4,012
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1-B, 6.41% 2031	9,565	9,862
Hypothekenbank in Essen AG 5.25% 2008	€6,000	7,652
Citigroup Mortgage Loan Trust Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034[1]	$ 7,021	6,928
SACO I Trust, Series 2005-2, Class A-IO, interest only, 6.00% 2007[2]	24,546	2,313
SACO I Trust, Series 2005-1, Class A-IO, interest only, 6.00% 2007[2]	16,489	1,404
SACO I Trust, Series 2005-3, Class A-IO, interest only, 6.00% 2035[2]	29,359	2,900
Rheinische Hypothekenbank Eurobond 4.25% 2008	€5,000	6,299
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015[2]	$5,000	5,259
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032	5,000	4,858
Realkredit Danmark A/S, Series 23D, 5.00% 2035	DKr25,506	4,221
Specialty Underwriting and Residential Finance Trust, Series 2004-AA1, Class I-A-1, 5.00% 2034	$ 4,038	3,997
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.106% 2040[1,2]	2,951	2,742
Nomura Asset Securities Corp., Series 1998-D6, Class A-1-A, 6.28% 2030	2,466	2,495
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 6-A-1, 6.50% 2020	2,149	2,182
Ball Corp., Series 2005-BOCA, Class E, 4.188% 2016[1,2]	1,750	1,752
GS Mortgage Securities Corp., Series 1998-2, Class M, 7.75% 2027[2]	747	769
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	538	537
First Boston Mortgage Securities Corp., Series D, interest only, 10.965% 2017	146	37
First Boston Mortgage Securities Corp., Series D, principal only, 0% 2017	146	117
		4,260,560

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 12.55%
U.S. Treasury 5.875% 2005	20,000	20,053
U.S. Treasury 1.875% 2006	130,095	129,303
U.S. Treasury 5.625% 2006	475	478
U.S. Treasury 6.875% 2006[12]	114,320	116,276
U.S. Treasury 3.875% 2007	32,500	32,327
U.S. Treasury 3.375% 2007[13]	61,656	63,780
U.S. Treasury 6.125% 2007	25,000	25,875
U.S. Treasury 6.25% 2007	11,885	12,223
U.S. Treasury 6.625% 2007	40,000	41,553
U.S. Treasury 2.625% 2008	20,000	19,236
U.S. Treasury 3.625% 2008[13]	173,971	184,213
U.S. Treasury 4.75% 2008	40,000	40,650
U.S. Treasury 5.625% 2008	40,000	41,412
U.S. Treasury 3.625% 2009	217,500	213,115
U.S. Treasury 3.875% 2009[13]	134,615	146,120
U.S. Treasury 6.00% 2009	925	984
U.S. Treasury Principal Strip 0% 2009	1,250	1,066
U.S. Treasury 0.875% 2010[13]	10,313	10,049
U.S. Treasury 3.50% 2011[13]	56,126	61,815
U.S. Treasury 5.00% 2011	25,925	26,877
U.S. Treasury Principal Strip 0% 2011	10,495	8,227
U.S. Treasury 3.00% 2012[13]	7,302	7,946
U.S. Treasury 10.375% 2012	24,500	27,562
U.S. Treasury 4.25% 2013	5,000	4,982
U.S. Treasury 12.00% 2013	10,000	12,094
U.S. Treasury 2.00% 2014[13]	64,577	65,882
U.S. Treasury 4.00% 2014	550	537
U.S. Treasury 11.25% 2015[12]	70,000	106,717
U.S. Treasury Principal Strip 0% 2015[12]	13,500	8,716
U.S. Treasury Principal Strip 0% 2015	1,000	654
U.S. Treasury 9.25% 2016[12]	35,000	48,973
U.S. Treasury 8.875% 2017	60,000	84,150
U.S. Treasury Principal Strip 0% 2018[12]	31,220	17,584
U.S. Treasury 7.875% 2021	10,500	14,287
U.S. Treasury 6.875% 2025[12]	171,450	221,143
U.S. Treasury 5.25% 2028	47,540	51,804
U.S. Treasury 3.875% 2029[13]	6,418	8,772
U.S. Treasury 6.25% 2030	250	311
U.S. Treasury 3.375% 2032[13]	4,348	5,744
Freddie Mac 4.125% 2009	25,000	24,648
Freddie Mac 6.625% 2009	184,000	198,023
Freddie Mac 4.125% 2010	314,000	308,536
Freddie Mac 4.75% 2012	20,000	19,946
Freddie Mac 6.25% 2012	15,000	15,319
Federal Home Loan Bank 2.00% 2006	67,775	67,282
Federal Home Loan Bank 2.375% 2006	62,695	62,150
Federal Home Loan Bank 2.875% 2006	39,500	39,169
Federal Home Loan Bank 3.70% 2007	20,000	19,715
Federal Home Loan Bank 5.823% 2009	46,690	48,562
Fannie Mae 6.625% 2009	35,000	37,662
Fannie Mae 6.25% 2011	29,250	31,257
Fannie Mae 5.25% 2012	20,000	20,442
Fannie Mae 6.25% 2029	11,175	13,245
Federal Agricultural Mortgage Corp. 4.25% 2008	17,000	16,876
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., Series 2000-044-A, 3.74% 2015[3]	11,770	11,361
Republic of Egypt; United States Agency for International Development, 4.45% 2015	5,000	4,935
		2,822,618

NON-U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 6.58%
Japanese Government 0.50% 2007	¥ 3,834,550	33,948
Japanese Government 0.90% 2008	7,187,550	64,196
Japanese Government 1.80% 2010	487,350	4,502
Japanese Government 1.30% 2011	7,036,050	63,314
Japanese Government 0.50% 2013	3,840,500	32,036
Japanese Government 1.50% 2014	3,312,850	29,512
German Government 4.50% 2006	€50,390	61,741
German Government 4.50% 2009	55,000	70,613
German Government 4.25% 2014	11,040	14,443
German Government 6.25% 2030	35,085	60,363
United Mexican States Government Global 4.625% 2008	$11,000	10,959
United Mexican States Government Global 10.375% 2009	14,500	16,979
United Mexican States Government, Series MI10, 8.00% 2013	MXP171,200	15,407
United Mexican States Government, Series MI10, 9.50% 2014	547,000	53,869
United Mexican States Government Global 11.375% 2016	$18,658	27,567
United Mexican States Government, Series M20, 8.00% 2023	MXP303,800	26,175
United Mexican States Government, Series M20, 10.00% 2024	228,500	23,598
United Mexican States Government Global 8.30% 2031	$8,220	10,296
United Mexican States Government Global 7.50% 2033	6,705	7,795
United Kingdom 5.00% 2008	£ 1,380	2,479
United Kingdom 4.75% 2015	32,896	60,207
United Kingdom 8.00% 2015	21,505	49,547
United Kingdom 6.00% 2028	1,800	3,984
United Kingdom 4.25% 2032	5,690	10,046
Korean Government 4.50% 2008	KRW71,938,000	68,754
Korean Government 4.50% 2009	18,516,000	17,659
Korean Government 4.25% 2014	16,000,000	14,415
Canadian Government 4.25% 2026[13]	C$ 63,962	81,321
Israel Government 7.50% 2014	ILS308,812	74,405
Russian Federation 8.25% 2010	$4,000	4,342
Russian Federation 5.00%/7.50% 2030[1,5]	50,610	58,201
Russian Federation 5.00% 2030[1,2]	145	167
Swedish Government 5.00% 2009	kr105,000	14,606
Swedish Government 5.25% 2011	311,885	45,179
Polish Government 6.00% 2010	PLZ157,250	51,146
French Government O.A.T. Eurobond 5.00% 2011	€ 1,750	2,358
French Government O.A.T. Eurobond Strip Principal 0% 2019	14,000	10,442
French Government O.A.T. Eurobond 5.50% 2029	7,610	11,943
French Government O.A.T. Eurobond 4.75% 2035	16,180	23,494
Queensland Treasury Corp. 6.00% 2015	A$57,080	45,146
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$19,750	26,119
Italian Government BTPS Eurobond 6.00% 2007	€16,204	20,878
Export-Import Bank of China 4.875% 2015[2]	$20,000	19,553
State of Qatar 9.75% 2030	12,220	18,819
Spanish Government 4.25% 2007	€13,765	17,165
Netherlands Government Eurobond 5.00% 2012	12,500	16,934
Argentina (Republic of) 3.504% 2012[1]	$8,850	7,040
Argentina (Republic of) 6.501% 2033[9,13]	ARS 17,206	6,608
Argentina (Republic of) 0.72% 2038[1]	11,488	1,741
El Salvador (Republic of) 7.65% 2035[2]	$8,600	9,008
El Salvador (Republic of) 7.65% 2035	3,170	3,321
Banque Centrale de Tunisie 4.75% 2011	€3,000	3,872
Banque Centrale de Tunisie 7.375% 2012	$6,250	7,094
Corporación Andina de Fomento 6.875% 2012	5,895	6,474
Corporación Andina de Fomento 5.125% 2015	2,000	1,973
Panama (Republic of) Global 10.75% 2020	485	678
Panama (Republic of) Global 9.375% 2023	4,062	5,149
Panama (Republic of) Global 8.875% 2027	250	306
Panama (Republic of) Global 9.375% 2029	675	861
Brazil (Federal Republic of) Global 8.00% 2018	644	684
Brazil (Federal Republic of) Global 8.875% 2024	1,375	1,471
Brazil (Federal Republic of) Global 12.25% 2030	425	586
Brazil (Federal Republic of) Global 11.00% 2040	3,110	3,817
Bulgaria (Republic of) 8.25% 2015	4,000	4,924
Columbia (Republic of) Global 8.25% 2014	2,500	2,814
Colombia (Republic of) Global 12.00% 2015	COP2,330,000	1,238
Peru (Republic of) 9.125% 2012	$ 432	521
Peru (Republic of) 8.375% 2016	2,500	2,938
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017[1]	357	351
Turkey (Republic of) 12.375% 2009	500	618
Turkey (Republic of) 15.00% 2010	TRY3,250	2,549
New Zealand Government 4.50% 2016[13]	NZ$3,628	2,782
Dominican Republic 9.50% 2011[2,9]	$ 2,236	2,471
Guatemala (Republic of) 10.25% 2011[2]	1,000	1,226
Venezuela (Republic of) 9.25% 2027	915	1,085
		1,480,822

ASSET-BACKED OBLIGATIONS[3]— 6.33%
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[2]	21,000	20,666
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[2]	51,820	51,628
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2010[2]	32,000	31,341
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[2]	30,000	30,231
CWABS, Inc., Series 2004-15, Class AF-2, 3.775% 2024	10,000	9,889
CWABS, Inc., Series 2004-15, Class AF-4, 4.614% 2032	15,000	14,701
CWABS, Inc., Series 2004-12, Class 2-AV-2, 4.11% 2033[1]	26,750	26,809
CWABS, Inc., Series 2004-15, Class 2-AV-2, 4.10% 2034[1]	30,000	30,087
CWABS, Inc., Series 2004-10, Class AF-6, 4.485% 2034	16,000	15,520
CWABS, Inc., Series 2005-11, Class AF-2, 4.657% 2036	22,666	22,566
Drive Auto Receivables Trust, Series 2004-1, Class A-2, XLCA insured, 1.638% 2006[2]	1,783	1,779
Drive Auto Receivables Trust, Series 2003-1, Class A-3, MBIA insured, 2.41% 2007[2]	1,210	1,208
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010[2]	8,600	8,542
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	28,125	27,663
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[2]	60,520	59,588
MBNA Credit Card Master Note Trust, Series 2002-1, Class B, 5.15% 2009	17,000	17,135
MBNA Master Credit Card Trust II, Series 1999-B, Class A, 5.90% 2011	3,000	3,131
MBNA Master Credit Card Trust II, Series 1999-B, Class B, 6.20% 2011	3,750	3,930
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	46,850	46,660
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[2]	15,349	15,035
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009[2]	1,188	1,182
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009[2]	672	669
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[2]	7,141	7,056
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[2]	25,543	25,279
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012[2]	12,000	11,913
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010	11,264	11,205
WFS Financial Owner Trust, Series 2004-1, Class C, 2.49% 2011	3,114	3,054
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011	12,000	11,726
WFS Financial Owner Trust, Series 2005-1, Class A-4, 3.87% 2012	35,250	34,705
Residential Asset Securities Corp. Trust, Series 1999-KS3, Class A-I-7, AMBAC insured, 7.505% 2030	2,360	2,367
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	21,279	21,468
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 4.06% 2035[1]	20,000	20,022
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-2, FGIC insured, 4.66% 2020	12,500	12,423
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-3, FGIC insured, 4.16% 2034	3,000	2,951
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-4, FGIC insured, 4.70% 2034	19,594	19,468
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-5, FGIC insured, 4.95% 2035	6,000	5,924
Wells Fargo Home Equity Trust, Series 2004-2, Class A-I-5, 4.89% 2028	39,935	39,194
Vanderbilt Mortgage and Finance, Inc., Series 2002-B, Class A-3, 4.70% 2018	5,100	5,046
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	7,660	7,941
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	10,250	10,813
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	4,555	4,847
Vanderbilt Mortgage and Finance, Inc., Series 1997-C, Class II-A-1, 3.899% 2027[1]	1,304	1,302
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,889	7,578
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	1,500	1,545
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[2]	29,790	29,671
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	28,982	28,979
Green Tree Financial Corp., Series 1995-3, Class B-2, 8.10% 2025[6]	4,192	964
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028	4,580	4,777
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	9,541	10,030
Green Tree Recreational, Equipment & Consumer Trust, Series 1997-D, 7.25% 2029	6,474	5,842
Green Tree Financial Corp., Series 1997-6, Class B-2, 7.75% 2029[6]	3,432	9
Green Tree Financial Corp., Series 1998-4, Class B-2, 8.11% 2030[6]	9,019	1
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 5.518% 2033[1]	4,500	4,551
Triad Automobile Receivables Trust, Series 2002-1, Class A-3, AMBAC insured, 3.00% 2009[2]	3,835	3,810
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	20,000	19,776
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011[2]	13,163	12,907
First Investors Auto Owners Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[2]	10,000	9,936
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021	10,148	10,380
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	8,290	8,637
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	3,222
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	$21,750	$21,322
AmeriCredit Automobile Receivables Trust, Series 2003-A-M, Class A-4-A, MBIA insured, 3.10% 2009	1,930	1,906
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009	3,953	3,929
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010	15,500	15,341
Morgan Stanley ABS Capital I, Inc., Series 2004-NC3, Class M-1, 4.36% 2034[1]	20,000	20,074
Park Place Securities, Inc., Series 2005-WHQ3, Class A-2-A, 3.91% 2035[1]	19,404	19,395
Ameriquest Mortgage Securities Inc., Series 2004-R4, Class A-4, 4.31% 2034[1]	19,237	19,238
New Century Home Equity Loan Trust, Series 2001-NC2, Class M-1, 4.616% 2031[1]	5,000	5,011
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	11,000	11,069
New Century Home Equity Loan Trust, Series 2004-A, Class M-II, FGIC insured, 5.65% 2034	3,000	3,060
Consumer Credit Reference Index Securities Program Trust, Series 2002-1A, Class A, 5.924% 2007[1,2]	10,158	10,306
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[2]	8,250	8,634
Providian Gateway Owner Trust, Series 2004-DA, Class A, 3.35% 2011[2]	15,000	14,646
Providian Gateway Owner Trust, Series 2004-AA, Class C, 4.668% 2011[1,2]	4,000	4,032
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013	17,500	17,448
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	17,000	16,937
MMCA Auto Owner Trust, Series 2001-2, Class B, 5.75% 2007	282	282
MMCA Auto Owner Trust, Series 2001-3, Class B, 4.718% 2008[1]	2,079	2,081
MMCA Auto Owner Trust, Series 2002-4, Class B, 3.82% 2009	2,062	2,047
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010	11,765	11,746
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009	15,000	15,405
Prestige Auto Receivables Trust, Series 2003-1, Class A-2, FSA insured, 2.41% 2010[2]	5,379	5,317
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012[2]	10,000	9,925
CNL Funding, Series 2000-AA, Class A-2, MBIA Insured, 8.044% 2017[2]	13,800	15,004
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009	14,250	14,737
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010	14,000	13,964
Providian Master Note Trust, Series 2005-A1A, Class A, 3.849% 2012[1,2]	10,000	9,989
Providian Master Note Trust, Series 2005-B1A, Class B, 4.089% 2012[1,2]	3,000	3,001
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 4.42% 2030[1]	10,000	10,272
SLM Private Credit Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[2]	£1,160	2,107
AESOP Funding II LLC, Series 2003-2, Class A-1, MBIA insured, 2.74% 2007[2]	$12,000	11,887
Impac CMB Grantor Trust, Series 2004-6, Class M-4, 4.98% 2034[1]	6,738	6,769
Impac CMB Trust, Series 2004-10, Class 1-A-2, FGIC insured, 4.18% 2035[1]	4,004	4,015
Capital One Multi-asset Execution Trust, Series 2005-7, Class A, 4.70% 2015	10,750	10,748
Capital One Auto Finance Trust, Series 2004-B, Class A-3, MBIA insured, 2.96% 2009	10,000	9,889
GreenPoint Credit Manufactured Housing Contract Trust, Series 2000-7, Class A-1, MBIA insured, 4.079% 2022[1]	9,554	9,604
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011[2]	9,130	9,584
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008	9,456	9,459
Saxon Asset Securities Trust, Series 2005-3, Class A-2B, 4.02% 2036[1]	9,250	9,250
Citibank Credit Card Issuance Trust, Class 2005-B1, 4.40% 2010	9,000	8,917
Drivetime Auto Owner Trust, Series 2003-A, Class A-3, XLCA insured, 2.524% 2008[2]	3,348	3,331
Drivetime Auto Owner Trust, Series 2004-C, Class A-3, XLCA insured, 3.493% 2010[2]	5,584	5,509
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	3,240	3,268
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2004-C, Class A-II-2, 4.10% 2035[1]	5,500	5,509
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	8,825	8,722
Home Equity Asset Trust, Series 2004-2, Class M-1, 4.36% 2034[1]	1,000	1,002
Home Equity Asset Trust, Series 2004-7, Class M-1, 4.45% 2035[1]	7,500	7,560
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 4.468% 2010[1,2]	8,000	8,051
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 2022[2]	7,610	7,762
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-1, 2.87% 2013	3,222	3,192
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	2,500	2,486
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	2,000	2,027
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 4.14% 2035[1]	7,450	7,463
Bear Stearns Asset-backed Securities I Trust, Series 2004-HE11, Class I-A-2, 4.13% 2033[1]	7,125	7,144
Discover Card Master Trust I, Series 1996-4, Class B, 4.318% 2013[1]	7,000	7,115
American Express Credit Account Master Trust, Series 2005-3, Class B, 3.908% 2011[1]	7,000	6,992
First USA Credit Card Master Trust, Series 1997-4, Class C, 4.789% 2010[1,2]	6,630	6,660
PCR Auto Receivables Trust, Series 2004-1, Class A-2, XLCA insured, 3.995% 2010[2]	6,357	6,321
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	4,184	4,057
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018	2,146	2,141
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class AF-4, 4.628% 2034	5,650	5,550
Chase Credit Card Owner Trust, Series 2003-6, Class B, 4.118% 2011[1]	5,000	5,025
West Penn Funding LLC, Series 1999-A, Class A-4, 6.98% 2008	4,500	4,706
Advanta Business Card Master Trust, Series 2005-C1, Class C, 4.322% 2011[1]	2,000	1,996
Advanta Business Card Master Trust, Series 2005-A2, Class A-1, 3.926% 2013[1]	2,000	1,995
California Infrastructure and Economic Development Bank, Special Purpose Trust, PG&E-1, Series 1997-1, Class A-7, 6.42% 2008	3,701	3,747
Centex Home Equity Loan Trust, Series 2005-A, Class AF-4, 4.72% 2031	1,750	1,722
Centex Home Equity Loan Trust, Series 2005-A, Class AF-6, 4.69% 2035	2,000	1,991
Harley-Davidson Motorcycle Trust, Series 2001-3, Class B, 3.72% 2009	357	354
Harley-Davidson Motorcycle Trust, Series 2001-3, Class A-2, 4.04% 2009	1,919	1,913
Harley-Davidson Motorcycle Trust, Series 2002-2, Class B, 2.84% 2010	1,257	1,234
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[1]	3,490	3,387
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 2035[2]	3,400	3,356
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class III-A2, 3.94% 2035[1]	3,131	3,130
Chase Manhattan Auto Owner Trust, Series 2002-B, 4.24% 2009	2,693	2,693
Advanta Mortgage Loan Trust, Series 1999-2, Class A-6, AMBAC insured, 6.82% 2029	2,173	2,193
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03% 2010	2,110	2,105
Continental Auto Receivables Owner Trust, Series 2000-B, Class CTFS, MBIA insured, 7.11% 2007[2]	2,010	2,013
Hyundai Auto Receivables Trust, Series 2002-A, Class C, 3.91% 2009[2]	2,000	1,988
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009[2]	1,955	1,927
California Infrastructure and Economic Development Bank, Special Purpose Trust, SCE-1, Series 1997-1, Class A-6, 6.38% 2008	1,333	1,351
NPF XII, Inc., Series 1999-3, Class B, 2.389% 2003[1,2,7]	3,000	0
NPF XII, Inc., Series 2001-1A, Class A, 1.989% 2004[1,2,7]	7,000	315
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007[2,6]	16,000	720
Capital One Master Trust, Series 2002-1A, Class B, 4.368% 2011[1]	1,000	1,013
SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured, 3.58% 2008[2]	571	569
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009[2]	349	346
Option One Mortgage Loan Trust, Series 2002-1, Class M-1, 4.58% 2032[1]	837	838
Chevy Chase Auto Receivables Trust, Series 2001-2, Class A-4, 4.44% 2007	748	748
		1,424,863

MUNICIPALS — 1.24%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 5.00% 2021	6,085	6,194
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	64,975	72,121
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 4.375% 2019	4,670	4,732
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024	15,500	17,293
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2002, 5.75% 2032	19,500	20,392
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	38,715	41,417
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	28,270	27,732
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	20,827	20,845
State of California, Department of Water Resources, Power Supply Revenue Bonds, Series 2002-E, 4.33% 2006	13,320	13,312
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds (San Diego Unified Port District-South Bay Plant Acquisition), Series 1999, 6.63% 2009[2]	10,744	10,938
State of Louisiana, Tobacco Settlement Authority, Asset-backed Bonds, Series 2001-B, 5.50% 2030	10,000	10,430
State of California, Los Angeles County Metropolitan Transportation Authority, General Revenue Refunding Bonds (Workers' Compensation Funding Program), Series 2003, AMBAC insured, 3.83% 2008	5,000	4,907
State of California, Los Angeles County Metropolitan Transportation Authority, General Revenue Refunding Bonds (Workers' Compensation Funding Program), Series 2003, AMBAC insured, 4.56% 2010	5,000	4,965
State of Washington, Tobacco Settlement Authority, Asset-backed Bonds, Series 2002, 6.50% 2026	6,760	7,496
State of South Carolina, Tobacco Settlement Revenue Management Authority, Tobacco Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022	6,410	6,872
State of South Carolina, Piedmont Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2004-A-1, 3.60% 2006	5,000	4,984
State of New York, Housing Finance Agency, State Personal Income Tax Revenue Bonds (Economic Development and Housing), Series B, 2.88% 2007	2,000	1,954
State of New York, Housing Finance Agency, State Personal Income Tax Revenue Bonds (Economic Development and Housing), Series B, 3.09% 2007	2,200	2,140
		278,724

Total bonds & notes (cost: $20,513,114,000)		20,744,307

	Shares or
Convertible securities — 0.58%	principal amount

CONSUMER DISCRETIONARY — 0.21%
Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010	€18,421,000	22,476
General Motors Corp., Series B, 5.25% convertible senior debentures 2032	$19,375,000	13,392
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	288,100	10,501
		46,369

INFORMATION TECHNOLOGY — 0.11%
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007	$14,700,000	14,259
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007	$12,000,000	11,610
		25,869

TELECOMMUNICATION SERVICES — 0.09%
American Tower Corp. 5.00% convertible debentures 2010	$21,000,000	20,974

UTILITIES — 0.08%
AES Trust VII 6.00% convertible preferred 2008	351,450	17,098

INDUSTRIALS — 0.07%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031[2]	180,000	16,807

FINANCIALS — 0.02%
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008	70,400	3,607

MISCELLANEOUS — 0.00%
Other convertible securities in initial period of acquisition		$ 889

Total convertible securities (cost: $108,473,000)		131,613

Warrants — 0.00%	Shares

TELECOMMUNICATION SERVICES — 0.00%
XO Communications, Inc., Series A, warrants, expire 2010[14]	11,373	4
XO Communications, Inc., Series B, warrants, expire 2010[14]	8,529	3
XO Communications, Inc., Series C, warrants, expire 2010[14]	8,529	2

Total warrants (cost: $143,000)		9

Preferred stocks — 3.41%

FINANCIALS — 3.36%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[1,2]	135,198,000	150,927
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[1,2]	57,500,000	62,627
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[1,2]	87,750,000	104,180
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual preferred[1,2]	25,000,000	38,841
HSBC Capital Funding LP 8.03% noncumulative preferred[1]	20,000,000	30,531
Fannie Mae, Series O, 7.00% preferred[2]	1,369,000	75,381
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	1,670,000	45,769
Swire Pacific Offshore Financing Ltd. 9.33% cumulative guaranteed perpetual preferred capital securities[2]	230,000	5,958
Royal Bank of Scotland Group PLC, Series 3 Preference Shares, 7.816%[1]	18,000,000	18,147
RBS Capital Trust I 4.709% noncumulative trust preferred[1]	18,550,000	17,925
Royal Bank of Scotland Group PLC 6.625%[1]	4,700,000	6,406
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[1,2]	21,750,000	23,014
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[1,2]	15,000,000	17,663
ING Capital Funding Trust III 8.439% noncumulative preferred[1]	31,000,000	35,717
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares	1,200,000	32,556
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[1,2]	29,038,000	32,065
Standard Chartered Capital Trust I 8.16%[1]	10,000,000	14,426
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[1,2]	12,000,000	13,500
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	11,250,000	12,605
ACE Ltd., Series C, 7.80% preferred depositary shares	217,355	5,727
New Plan Excel Realty Trust, Inc., Series D, 7.80% preferred cumulative step-up premium rate	112,500	5,664
Nationwide Health Properties, Inc., Series A, 7.677% preferred cumulative step-up premium rate	50,000	5,180
		754,809

CONSUMER STAPLES — 0.00%
Great Atlantic & Pacific Tea Co., Inc. 9.375% QUIBS preferred 2039	18,500	460

CONSUMER DISCRETIONARY — 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009[14]	50,565	23

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc. - MOD III Inc., units[4,14,15]	1,447	0

TELECOMMUNICATION SERVICES — 0.00%
XO Communications, Inc. 14.00% preferred 2009[4,9,14]	24	0

MISCELLANEOUS — 0.05%
Other preferred stocks in initial period of acquisition		10,908

Total preferred stocks (cost: $683,803,000)		766,200

Common stocks — 0.12%

TELECOMMUNICATION SERVICES — 0.05%
Dobson Communications Corp., Class A2,14	1,051,359	8,074
VersaTel Telecom International NV14	779,280	2,061
XO Communications, Inc.[14]	5,685	14
		10,149

FINANCIALS — 0.04%
Beverly Hills Bancorp Inc.	883,800	9,068

INDUSTRIALS — 0.02%
DigitalGlobe Inc.[2,4,14]	3,984,039	3,984
Delta Air Lines, Inc.[2,14]	312,961	235
		4,219

INFORMATION TECHNOLOGY — 0.01%
ZiLOG, Inc.[14,15]	879,000	2,329

HEALTH CARE — 0.00%
Clarent Hospital Corp.[4,14,15]	331,291	166

Total common stocks (cost: $43,343,000)		25,931

	Principal amount
Short-term securities — 2.87%	(000)

DuPont (E.I.) de Nemours & Co. 3.52%-3.67% due 10/12-11/9/2005[12]	$99,600	99,330
General Electric Capital Corp. 3.85% due 10/3/2005	64,200	64,179
Edison Asset Securitization LLC 3.59% due 10/18/2005[2]	26,900	26,851
Tennessee Valley Authority 3.50%-3.63% due 10/27-12/15/2005[12]	77,800	77,344
Wells Fargo & Co. 3.72% due 10/31/2005	42,600	42,600
Variable Funding Capital Corp. 3.64%-3.73% due 10/13-10/17/2005[2]	42,600	42,536
Coca-Cola Co. 3.55%-3.56% due 10/13-10/28/2005	33,500	33,439
Freddie Mac 3.63% due 11/22/2005[12]	30,800	30,632
Gannett Co. 3.53%-3.57% due 10/4-10/27/2005[2]	30,000	29,977
Wal-Mart Stores Inc. 3.68% due 11/15/2005[2,12]	30,000	29,859
CAFCO, LLC 3.69% due 10/19/2005[2]	27,500	27,446
Park Avenue Receivables Co., LLC 3.56% due 10/5/2005[2]	25,000	24,988
PepsiCo Inc. 3.55% due 10/3/2005[2]	21,100	21,094
Federal Home Loan Bank 3.52% due 10/14/2005	20,800	20,772
3M Co. 3.53% due 10/21/2005	20,000	19,960
Clipper Receivables Co., LLC 3.65%-3.70% due 11/14/2005[2,12]	19,326	19,237
United Parcel Service Inc. 3.67% due 10/31/2005	14,400	14,355
International Lease Finance Corp. 3.61% due 10/18/2005	13,300	13,276
Ranger Funding Co. LLC 3.75% due 10/19/2005[2]	4,800	4,790
Procter & Gamble Co. 3.57% due 10/11/2005[2]	3,400	3,396

Total short-term securities (cost: $646,063,000)		646,061

Total investment securities (cost: $21,994,939,000)		22,314,121
Other assets less liabilities		181,948

Net assets		$22,496,069

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Coupon rate may change periodically.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $4,069,685,000, which represented 18.09% of the net assets of the fund.
3 Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made.
Therefore, the effective maturities are shorter than the stated maturities.
4 Valued under fair value procedures adopted by authority of the Board of Directors.
5 Step bond; coupon rate will increase at a later date.
6 Company not making scheduled interest payments; bankruptcy proceedings pending.
7 Company did not make principal payment upon scheduled maturity date; reorganization pending.
8 Purchased as a unit; issue was separated but reattached for reporting purposes.
9 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
10 This unit also contains 999,000 par of Drax Holdings Ltd., Class A-3, 9.673% 2020 and 999,000 shares of Drax Holdings Ltd. common stock.
11Scheduled interest payments not made; reorganization pending.
12This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
13Index-linked bond whose principal amount moves with a government retail price index.
14Security did not produce income during the last 12 months.
15The fund owns 5% or more of the outstanding voting shares of this company. See table on the following page for additional information.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent
5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended
September 30, 2005 appear below.

Company	Beginning shares or principal amount	Purchases	Sales	Ending shares or principal amount	Dividend or interest income (000)	Market value of affiliates at 9/30/05 (000)

ZiLOG, Inc.	879,000	—	—	879,000	$—	$2,329
ZiLOG, Inc. - MOD III Inc., units	1,447	—	—	1,447	—	—
Clarent Hospital Corp.	331,291	—	—	331,291	—	166
Beverly Hills Bancorp*	1,601,967	—	718,167	883,800	412	—
NTELOS Inc. 9.03% 2012*	—	9,500,000	—	9,500,000	457	—

					$869	$2,495

*unaffiliated issuer at 9/30/2005

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$597,934
Gross unrealized depreciation on investment securities	(332,520)
Net unrealized appreciation on investment securities	265,414
Cost of investment securities for federal income tax purposes	22,048,707

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA, INC.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and PEO

Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and PEO

Date: November 28, 2005

By /s/ Susi M. Silverman
Susi M. Silverman, Treasurer and PFO

Date: November 28, 2005